Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	NATIONAL BANCSHARES CORP /OH/
Entity Central Index Key	0000790362
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 27,599,473
Entity Common Stock, Shares Outstanding		2,219,965

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 27,624	$ 15,213
Time deposits with other financial institutions	0	246
Securities available for sale	121,650	150,175
Restricted equity securities	3,221	3,220
Loans held for sale	171	207
Loans, net of allowance for loan losses: 2012 - 3,400; 2011 - 3,163	265,539	213,952
Premises and equipment, net	11,443	12,173
Goodwill	4,723	4,723
Accrued interest receivable	1,426	1,404
Bank owned life insurance	2,719	2,649
Other real estate owned	860	17
Other assets	1,458	2,107
Total assets	440,834	406,086
Deposits
Non-interest bearing	78,990	70,810
Interest bearing	288,079	269,854
Total deposits	367,069	340,664
Repurchase agreements	18,633	10,168
Federal Home Loan Bank advances	5,000	8,000
Accrued interest payable	206	219
Accrued expenses and other liabilities	4,605	4,290
Total liabilities	395,513	363,341
Commitments and contingent liabilities
Shareholders' equity
Common stock, no par value; 6,000,000 shares authorized; 2,289,528 shares issued	11,447	11,447
Additional paid-in capital	4,888	4,815
Retained earnings	26,401	24,335
Treasury stock, at cost (69,563 and 76,259 shares)	(1,364)	(1,495)
Accumulated other comprehensive income	3,949	3,643
Total shareholders' equity	45,321	42,745
Total liabilities and shareholders' equity	$ 440,834	$ 406,086

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowance for loan losses	$ 3,400	$ 3,163
Common stock, par value
Common stock, shares authorized	6,000,000	6,000,000
Common stock, shares issued	2,289,528	2,289,528
Treasury stock, shares	69,563	76,259

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans, including fees	$ 11,981	$ 10,676	$ 10,536
Securities:
Taxable	2,139	3,019	3,541
Nontaxable	1,803	1,625	1,214
Federal funds sold and other	66	93	210
Total interest and dividend income	15,989	15,413	15,501
Interest expense
Deposits	1,530	1,750	2,188
Short-term borrowings	44	44	47
Federal Home Loan Bank advances	188	256	984
Total interest expense	1,762	2,050	3,219
Net interest income	14,227	13,363	12,282
Provision for loan losses	1,374	600	2,229
Net interest income after provision for loan losses	12,853	12,763	10,053
Noninterest income
Checking account fees	1,042	1,085	1,125
Visa check card interchange fees	591	549	442
Deposit and miscellaneous service fees	384	321	338
Mortgage banking activities	560	256	285
Loss on sales of other real estate owned	4	(38)	(24)
Securities gains, net	0	214	661
Gain on sale of SBA loans	0	171	0
Death benefit from life insurance policy	0	121	0
Other	316	353	363
Total noninterest income	2,897	3,032	3,190
Noninterest expense
Salaries and employee benefits	6,164	6,025	5,550
Data processing	1,191	1,160	1,033
Net occupancy	1,403	1,480	1,231
FDIC assessment	309	362	520
Professional and consulting fees	432	637	685
Franchise tax	402	360	348
Maintenance and repairs	206	237	203
Amortization of intangibles	0	107	90
Telephone	221	242	237
Marketing	247	240	240
Director fees	201	188	193
Directors pension expense	88	181	98
Software license and maintenance fees	200	245	202
Postage and supplies	304	283	295
Other	1,020	992	922
Total noninterest expense	12,388	12,739	11,847
Income before income taxes	3,362	3,056	1,396
Income tax expense	551	444	71
Net income	$ 2,811	$ 2,612	$ 1,325
Weighted average common shares outstanding	2,217,690	2,211,508	2,205,973
Weighted average diluted common shares outstanding	2,220,047	2,211,508	2,205,973
Basic and diluted earnings per common share	$ 1.27	$ 1.18	$ 0.6

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Comprehensive Income [Abstract]
Net income	$ 2,811	$ 2,612	$ 1,325
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during the period	465	2,821	(195)
Reclassification adjustment for losses (gains) included in net income	0	(214)	(661)
Tax effect	(159)	(887)	292
Total other comprehensive income (loss)	306	1,720	(564)
Comprehensive income	$ 3,117	$ 4,332	$ 761

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income
Balance at beginning of period at Dec. 31, 2009	$ 38,903	$ 11,447	$ 4,752	$ 21,856	$ (1,639)	$ 2,487
Net income	1,325			1,325
Other comprehensive loss / income, net of tax	(564)					(564)
Cash dividends declared ($0.32 per share)	(706)			(706)
Compensation expense under stock-based compensation plans	23		23
Balance at end of period at Dec. 31, 2010	38,981	11,447	4,775	22,475	(1,639)	1,923
Net income	2,612			2,612
Other comprehensive loss / income, net of tax	1,720					1,720
Cash dividends declared ($0.32 per share)	(706)			(706)
Stock awards issued from Treasury Shares (7,296/5,196 shares)	98			(46)	144
Compensation expense under stock-based compensation plans	40		40
Balance at end of period at Dec. 31, 2011	42,745	11,447	4,815	24,335	(1,495)	3,643
Net income	2,811			2,811
Other comprehensive loss / income, net of tax	306					306
Cash dividends declared ($0.32 per share)	(711)			(711)
Stock awards issued from Treasury Shares (7,296/5,196 shares)	77			(25)	102
Exercise of stock options (1,500 shares)	20			(9)	29
Tax benefit (deficit) on exercise of options	(1)		(1)
Compensation expense under stock-based compensation plans	74		74
Balance at end of period at Dec. 31, 2012	$ 45,321	$ 11,447	$ 4,888	$ 26,401	$ (1,364)	$ 3,949

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock awards issued from Treasury Shares	5,196	7,296
Options exercised	1,500
Dividends declared per common share	$ 0.32	$ 0.32	$ 0.32
Retained Earnings
Stock awards issued from Treasury Shares	5,196	7,296
Options exercised	1,500
Dividends declared per common share	$ 0.32	$ 0.32	$ 0.32
Treasury Stock
Stock awards issued from Treasury Shares	5,196	7,296
Options exercised	1,500

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 2,811	$ 2,612	$ 1,325
Adjustments to reconcile net income to net cash from operating activities
Provision for loan losses	1,374	600	2,229
Deferred income taxes	(48)	25	95
Depreciation, amortization and accretion	2,379	2,338	1,876
Earnings on Bank owned life insurance	(70)	(87)	(91)
Death benefit from life insurance policy	0	(121)	0
Restricted equity securities dividends	(1)	(1)	(1)
Origination of mortgage loans held for sale	(16,994)	(11,313)	(11,889)
Proceeds from sales of mortgage loans held for sale	17,590	11,362	12,490
Gain on sale of loans	(560)	(256)	(285)
Net security gains	0	(214)	(661)
Loss on sale/write-down of other real estate owned	(4)	38	24
Gain from the sale of loans guaranteed by SBA	0	(171)	0
Compensation expense under stock-based compensation plans	150	138	23
Change in other assets and liabilities	781	1,331	(68)
Net cash from operating activities	7,408	6,281	5,067
Cash flows from investing activities
Purchases of time deposits with other financial institutions	0	0	(984)
Proceeds from time deposits with other financial institutions	246	5,451	8,867
Available for sale securities:
Maturities, repayments and calls	34,626	37,781	38,526
Sales	0	14,980	18,775
Purchases	(7,336)	(63,364)	(66,312)
Purchases of premises and equipment	(165)	(580)	(4,241)
Proceeds from the sale of loans guaranteed by SBA	0	2,360	0
Capitalized expenditures on other real estate owned	(55)	0	0
Proceeds from sale of other real estate owned	439	56	113
Proceeds from the sale of an impaired loan	0	0	930
Purchase of loans	0	0	(1,184)
Net change in loans to customers	(53,932)	(26,110)	1,350
Net cash from investing activities	(26,177)	(29,426)	(4,160)
Cash flows from financing activities
Net change in deposits	26,405	31,530	17,761
Net change in short-term borrowings	8,465	1,697	(1,249)
Proceeds from the exercise of stock options	20	0	0
Repayments Federal Home Loan Bank advances	(3,000)	(7,000)	(12,000)
Dividends paid	(710)	(706)	(706)
Net cash from financing activities	31,180	25,521	3,806
Net change in cash and cash equivalents	12,411	2,376	4,713
Beginning cash and cash equivalents	15,213	12,837	8,124
Ending cash and cash equivalents	27,624	15,213	12,837
Supplemental cash flow information:
Interest paid	1,775	2,143	3,315
Income taxes paid	585	420	537
Supplemental noncash disclosures:
Transfer from loans to other real estate owned	1,222	54	91
Issuance of stock awards	$ 77	$ 98	$ 0

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Principles of Consolidation: The consolidated financial statements include National Bancshares Corporation and its wholly-owned subsidiaries, First National Bank, Orrville, Ohio (Bank) and NBOH Properties, LLC, together referred to as “the Corporation.” NBOH Properties, LLC owns a multi-tenant commercial building in Fairlawn, Ohio. A portion of this building is utilized as our Fairlawn banking office. This activity is not considered material for segment reporting purposes. Intercompany transactions and balances are eliminated in consolidation.

The Corporation provides financial services through its main and branch offices in Orrville, Ohio, and branch offices in surrounding communities in Wayne, Medina, Stark and Summit counties. Its primary deposit products are checking, savings, and term certificate accounts, and its primary lending products are commercial and residential mortgage, commercial and consumer installment loans. Most loans are secured by specific items of collateral including business assets, consumer assets and real estate. Commercial loans are expected to be repaid from cash flow from operations of businesses. Real estate loans are secured by both residential and commercial real estate. Other financial instruments, which potentially represent concentrations of credit risk, include investment securities and deposit accounts in other financial institutions. There are no significant concentrations of loans to any one industry or customer. However, the customer’s ability to repay their loans is dependent on the real estate and general economic conditions of the Corporation’s market area.

Segments: As noted above, the Corporation provides a broad range of financial services to individuals and companies in northern Ohio. While the Corporation’s chief decision makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Accordingly, all of the Corporation’s financial service operations are considered by management to be aggregated in one reportable operating segment.

Use of Estimates: To prepare financial statements in conformity with U. S. generally accepted accounting principles, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses and fair values of financial instruments are particularly subject to change.

Cash Flows: Cash and cash equivalents include cash, deposits with other banks with original maturities under 90 days, and federal funds sold. Net cash flows are reported for customer loan and deposit transactions, interest bearing deposits with other banks, repurchase agreements and other short-term borrowings.

Time Deposits with Other Financial Institutions: Interest-bearing deposits in other financial institutions mature within eight months and are carried at cost.

Securities: Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale when they might be sold before maturity. Equity securities with readily determinable fair values are classified as available for sale. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other than temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) other-than-temporary impairment (OTTI) related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of other-than-temporary impairment is recognized through earnings.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or market, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held for sale may be sold with servicing rights retained or released. The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing right for loans sold with servicing retained. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned and deferred income and an allowance for loan losses. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

Interest income on real estate, real estate construction and commercial loans is discontinued at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection. Consumer loans are typically charged off no later than 120 days past due. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 or more days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. A loan is moved to non-accrual status in accordance with the Corporation’s policy, typically after 90 days of non-payment.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is recorded as a reduction in principal, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Concentration of Credit Risk: Most of the Corporation’s business activity is with customers located within Wayne, Stark, Summit, Holmes and Medina Counties. Therefore, the Corporation’s exposure to credit risk is significantly affected by changes in the economy in these counties.

Purchased Loans: The Corporation purchases individual loans and groups of loans. Purchased loans that show evidence of credit deterioration at the time of purchase are recorded at the amount paid, such that there is no carryover of the seller’s allowance for loan losses. After acquisition, incurred losses are recognized by an increase in the allowance for loan losses.

Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses, increased by the provision for loan losses and decreased by charge-offs less recoveries. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful. The general component covers non-classified loans and is based on historical loss experience adjusted for current factors.

A loan is impaired when, based on current information and events, it is probable that the Corporation will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans, for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Commercial and commercial real estate loans over $250 thousand or to borrowers whose aggregate total borrowing exceeds $250 thousand, except for first and second mortgage loans on a borrower’s personal residence are individually evaluated for impairment. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans, are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures. Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. For troubled debt restructurings that subsequently default, the Corporation determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non-impaired loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Corporation utilizing weighted amounts applied to the twelve quarter moving average to a blended rate of the twelve quarter moving average and the twenty quarter moving average. This approach enhances the time frame over which we evaluate loss experience and emphasizes the most recent loss experience. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment. These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations. The following portfolio segments have been identified: commercial loans, commercial real estate loans, residential real estate loans, home equity loans and consumer loans.

The majority of the Corporation’s loan portfolio is commercial, commercial real estate, residential real estate, home equity and consumer loans made to individuals and businesses in the Corporation’s market area. Repayment of these loans is dependent on general economic conditions and unemployment levels in the Corporation’s market area.

Commercial and commercial real estate loans primarily consist of income producing real estate and related business assets. Repayment of these loans depends, to a large degree, on the results of operations, cash flow and management of the related businesses. These loans may be affected to a greater extent by adverse commerce conditions or the economy in general, including today’s economic recession. Accordingly, the nature of these loans makes them more difficult for management to monitor and evaluate.

Servicing Rights: When mortgage loans are sold, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. The Corporation compares the valuation model inputs and results to published industry data in order to validate the model results and assumptions. All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.

At December 31, 2012 and 2011, the servicing assets of the Corporation totaled $124 and $47, respectively, and are included with other assets on the consolidated balance sheets. When mortgage loans are sold with servicing retained, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Fair value is based on market prices for comparable mortgage servicing contracts, when available or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Servicing assets are evaluated for impairment based upon the fair value of the assets compared to carrying amount. Any impairment is reported as a valuation allowance, to the extent that fair value is less than the capitalized amount for a grouping. There was no valuation allowance impairment against servicing assets as of December 31, 2012, 2011 and 2010.

Servicing fee income is recorded when earned for servicing loans based on a contractual percentage of the outstanding principal or a fixed amount per loan. The amortization of mortgage servicing rights is netted against loan servicing fee income. Servicing fees totaled $67, $92 and $76 for the years ended December 31, 2012, 2011 and 2010, respectively. Late fees and ancillary fees related to loan servicing are not material.

Other Real Estate Owned: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 7 to 39 years. Furniture, fixtures and equipment are depreciated using the straight-line method with useful lives ranging from 3 to 7 years.

Federal Home Loan Bank (FHLB) and Federal Reserve Bank (FRB) Stock: The Bank is a member of the FHLB and FRB systems. FHLB members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. The stocks are carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Bank Owned Life Insurance: The Corporation has purchased life insurance policies on its directors. Life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other amounts due that are probable at settlement.

Goodwill: Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Corporation has selected September 30 th as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset on the Corporation’s balance sheet with an indefinite life.

Long-term Assets: These assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Repurchase Agreements: Substantially all repurchase agreement liabilities represent amounts advanced by various customers. Securities are pledged to cover these liabilities, which are not covered by federal deposit insurance.

Benefit Plans: Retirement plan expense is the amount of discretionary contributions to the Corporation’s 401(k) plan as determined by Board decision. Director retirement plan expense allocates the benefits over the estimated years of service.

Stock-Based Compensation: Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Corporation’s common stock at the date of grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period, on an accelerated basis.

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Corporation recognizes interest and/or penalties related to income tax matters in income tax expense.

Transfers of Financial Assets: Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Corporation, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Loan Commitments and Related Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer-financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Earnings Per Common Share: Earnings per common share is net income divided by the weighted average number of shares outstanding during the period. Diluted earnings per share includes the dilutive effect of additional potential common shares issuable under stock options. 96,000, 84,500 and 89,000 stock options were not considered in computing diluted earnings per common share for 2012, 2011 and 2010 because they were antidilutive.

Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale, which is also recognized as a separate component of equity.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank of $100 was required to meet regulatory reserve and clearing requirements at year-end 2012 and 2011. These balances do not earn interest.

Dividend Restriction: Banking regulations require maintaining certain capital levels and limit the dividends paid by the Bank to the Corporation or by the Corporation to shareholders. Dividends paid by the Bank to the Corporation are the primary source of funds for dividends by the Corporation to its shareholders.

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation. Reclassification had no affect on prior year net income or shareholder’s equity.

Adoption of New Accounting Standards: In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in shareholder’s equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements. The amendments in this guidance are effective as of the beginning of a fiscal reporting year, and interim periods within that year, that begins after December 15, 2011. The adoption of this amendment changed the presentation of the components of comprehensive income for the Corporation as part of the consolidated statement of shareholder’s equity.

In May 2011, the FASB issued an amendment to achieve common fair value measurement and disclosure requirements between U.S. and International accounting principles. Overall, the guidance is consistent with existing U.S. accounting principles; however, there are some amendments that change a particular principle or requirements for measuring fair value or for disclosing information about fair value measurements. The amendments in this guidance are effective for interim and annual reporting periods beginning after December 15, 2011. The effect of adopting this standard did not have a material effect on the Corporation’s operating results or financial condition.

Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
SECURITIES

NOTE 2 – SECURITIES

The amortized cost, fair value and the related gross unrealized gains and losses of available for sale securities recognized in accumulated other comprehensive income (loss) were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2012
U.S. Treasury and federal agency	$1,794	$8	$0	$1,802
State and municipal	50,946	4,241	(8)	55,179
Mortgage-backed: residential	62,903	1,755	(20)	64,638
Equity securities	23	8	0	31

Total securities available for sale	$115,666	$6,012	$(28)	$121,650

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2011
U.S. Treasury and federal agency	$2,430	$16	$0	$2,446
State and municipal	53,841	3,592	(10)	57,423
Mortgage-backed: residential	88,362	2,060	(136)	90,286
Equity securities	23	0	(3)	20

Total securities available for sale	$144,656	$5,668	$(149)	$150,175

	2012	2011	2010
Sales of available for sale securities were as follows:
Proceeds	$0	$14,980	$18,775
Gross gains	0	216	679
Gross losses	0	(2)	(26)
Gross gains from calls	0	0	8

The tax provision (benefit) related to these net realized gains and losses was $0, $73 and $225, respectively.

The amortized cost and fair value of securities at year-end 2012 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities and equity securities, are shown separately.

	Amortized
	Cost	Fair Value
Due in one year or less	$1,340	$1,351
Due from one to five years	4,674	4,862
Due from five to ten years	21,008	22,902
Due after ten years	25,718	27,866
Mortgage-backed: residential	62,903	64,638
Equity securities	23	31

	$115,666	$121,650

Securities pledged at year-end 2012 and 2011 had a fair value of $66,528 and $63,941 and were pledged to secure public deposits and repurchase agreements.

At year-end 2012 and 2011, there were no holdings of securities of any one issuer, other than the U.S. Government, and its agencies and corporations, in an amount greater than 10% of shareholders’ equity.

All mortgage-backed securities are issued by the United States government or any agency or corporation thereof as of December 31, 2012 and 2011.

Securities with unrealized losses at year-end 2012 and 2011, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
2012
State and municipal	$1,325	$(8)	$0	$0	$1,325	$(8)
Mortgage-backed: residential	2,772	(20)	0	0	2,772	(20)

Total temporarily impaired	$4,097	$(28)	$0	$0	$4,097	$(28)

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
2011
State and municipal	$366	$(3)	$891	$(7)	$1,257	$(10)
Mortgage-backed: residential	22,639	(136)	0	0	22,639	(136)
Equity	20	(3)	0	0	20	(3)

Total temporarily impaired	$23,025	$(142)	$891	$(7)	$23,916	$(149)

Unrealized losses have not been recognized into income because the securities are of high credit quality, management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in market interest rates or normally expected market pricing fluctuations. The fair value of debt securities is expected to recover as the securities approach their maturity date.

National Bancshares Corporation equity securities are comprised of FHLMC preferred stock. An other than temporary impairment charge was taken on this investment in 2008, reducing the cost basis to $23. The fair value of these securities at December 31, 2012 and 2011 was $31 and $20, respectively.

Loans	12 Months Ended
Dec. 31, 2012
Loans / Loan Servicing / Loan Commitments and Other Related Activities [Abstract]
LOANS

NOTE 3 – LOANS

Loans at year end were as follows:

	2012	2011
Commercial real estate:
Commercial real estate	$59,484	$55,520
Secured by farmland	23,161	11,609
Construction and land development	8,682	4,822
Commercial:
Commercial and industrial	37,138	30,165
Agricultural production	12,107	3,721
Residential real estate:
One-to-four family	69,364	56,261
Multifamily	18,660	17,041
Construction and land development	959	683
Home equity	31,218	30,086
Consumer:
Auto:
Direct	5,436	3,866
Indirect	1,087	2,740
Other	1,780	980

	269,076	217,494
Unearned and deferred income	(137)	(379)
Allowance for loan losses	(3,400)	(3,163)

	$265,539	$213,952

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending December 31, 2012:

		Commercial	Residential	Home
	Commercial	Real Estate	Real Estate	Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$856	$1,480	$721	$66	$40	$0	$3,163
Provision for loan losses	342	837	108	81	6	0	1,374
Loans charged-off	(282)	(525)	(250)	(91)	(41)	0	(1,189)
Recoveries	10	1	5	9	27	0	52

Total ending allowance balance	$926	$1,793	$584	$65	$32	$0	$3,400

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending December 31, 2011:

		Commercial	Residential	Home
	Commercial	Real Estate	Real Estate	Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$460	$1,267	$675	$100	$53	$30	$2,585
Provision for loan losses	371	212	74	(9)	(18)	(30)	600
Loans charged-off	0	0	(28)	(26)	(17)	0	(71)
Recoveries	25	1	0	1	22	0	49

Total ending allowance balance	$856	$1,480	$721	$66	$40	$0	$3,163

Activity in the allowance for loan losses was as follows:

	2012	2011	2010
Beginning balance	$3,163	$2,585	$2,906
Provision for loan losses	1,374	600	2,229
Loans charged-off	(1,189)	(71)	(2,576)
Recoveries	52	49	26

Ending balance	$3,400	$3,163	$2,585

The recorded investment in loans includes the principal balance outstanding, net of unearned and deferred income and including accrued interest receivable. The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012 and 2011:

		Commercial	Residential	Home
December 31, 2012	Commercial	Real Estate	Real Estate	Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$0	$33	$0	$0	$0	$0	$33
Collectively evaluated for impairment	926	1,760	584	65	32	0	3,367

Total ending allowance balance	$926	$1,793	$584	$65	$32	$0	$3,400

Recorded investment in loans:
Loans individually evaluated for impairment	$20	$1,478	$43	$0	$0	$0	$1,541
Loans collectively evaluated for impairment	49,455	89,868	88,910	31,499	8,366	0	268,098

Total ending loans balance	$49,475	$91,346	$88,953	$31,499	$8,366	$0	$269,639

		Commercial	Residential	Home
December 31, 2011	Commercial	Real Estate	Real Estate	Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$151	$183	$182	$0	$0	$0	$516
Collectively evaluated for impairment	705	1,297	539	66	40	0	2,647

Total ending allowance balance	$856	$1,480	$721	$66	$40	$0	$3,163

Recorded investment in loans:
Loans individually evaluated for impairment	$597	$2,420	$320	$0	$0	$0	$3,337
Loans collectively evaluated for impairment	33,399	69,535	73,570	30,288	7,698	0	214,490

Total ending loans balance	$33,996	$71,955	$73,890	$30,288	$7,698	$0	$217,827

The following table presents loans individually evaluated for impairment by class of loans as of, and for the year ended December 31, 2012:

	Unpaid		Allowance for	Average
	Principal	Recorded	Loan Losses	Recorded
December 31, 2012	Balance	Investment	Allocated	Investment
With no related allowance recorded:
Commercial real estate:
Commercial real estate	$378	$378	$0	$389
Construction and land development	1,154	1,057	0	1,375
Commercial:
Commercial and industrial	20	20	0	433
Residential real estate:
One-to-four family	43	43	0	44
With an allowance recorded:
Commercial real estate:
Construction and land development	43	43	33	43
Commercial:
Commercial and industrial	0	0	0	0

	$1,638	$1,541	$33	$2,284

For purposes of this disclosure, the unpaid principal balance is not reduced for net charge-offs.

The impact to interest income on impaired loans was not significant to the consolidated statements of income for the year ended December 31, 2012.

The following table presents loans individually evaluated for impairment by class of loans as of, and for the year ended December 31, 2011:

	Unpaid		Allowance for	Average
	Principal	Recorded	Loan Losses	Recorded
December 31, 2011	Balance	Investment	Allocated	Investment
With no related allowance recorded:
Commercial real estate:
Commercial real estate	$406	$406	$0	$426
Construction and land development	1,252	1,252	0	1,923
Commercial:
Commercial and industrial	29	29	0	31
Residential real estate:
One-to-four family	46	46	0	49
With an allowance recorded:
Commercial real estate:
Commercial real estate	762	762	183	902
Commercial:
Commercial and industrial	568	568	151	509
Residential real estate:
One-to-four family	274	274	182	283

	$3,337	$3,337	$516	$4,123

The impact to interest income on impaired loans was not significant to the consolidated statements of income for the year ended December 31, 2011.

The average of individually impaired loans as of, and for the year ended December 31, 2010 was $3,888. The impact to interest income on impaired loans was not significant to the consolidated statements of income for the year ended December 31, 2010.

Nonaccrual loans and loans past due 90 or more days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the recorded investment in nonaccrual and loans past due 90 or more days still on accrual by class of loans as of December 31, 2012 and 2011:

			Loans Past Due 90 or
	Nonaccrual		More Days Still Accruing
	2012	2011	2012	2011
Commercial real estate:
Commercial real estate	$421	$1,168	$0	$0
Construction and land development	249	1,252	0	0
Commercial:
Commercial and industrial	20	596	0	0
Residential real estate:
One-to-four family	43	438	469	181
Home equity	0	382	0	0
Consumer:
Auto:
Direct	0	0	2	0

	$733	$3,836	$471	$181

The following table presents the aging of the recorded investment in past due loans as of December 31, 2012 by class of loans:

	30 - 59	60 - 89	90 or More
	Days	Days	Days	Total	Loans Not
	Past Due	Past Due (1)	Past Due (2)	Past Due	Past Due (3)	Total
Commercial real estate:
Commercial real estate	$38	$217	$204	$459	$59,001	$59,460
Secured by farmland	0	0	0	0	23,218	23,218
Construction and land development	0	0	0	0	8,668	8,668
Commercial:
Commercial and industrial	156	0	20	176	37,090	37,266
Agricultural production	9	0	0	9	12,200	12,209
Residential real estate:
One-to-four family	191	0	491	682	68,663	69,345
Multifamily	0	0	0	0	18,650	18,650
Construction and land development	0	0	0	0	958	958
Home equity	14	40	0	54	31,445	31,499
Consumer:
Auto:
Direct	57	0	2	59	5,400	5,459
Indirect	0	10	0	10	1,114	1,124
Other	1	0	0	1	1,782	1,783

	$466	$267	$717	$1,450	$268,189	$269,639

(1)	Includes $217 thousand of loans on nonaccrual status.
(2)	All loans are nonaccrual status except for $471 thousand of loans past due 90 or more days still on accrual.
(3)	Includes $270 thousand of loans on nonaccrual status.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2011 by class of loans:

	30 - 59	60 - 89	90 or More
	Days	Days	Days	Total	Loans Not
	Past Due (1)	Past Due	Past Due (2)	Past Due	Past Due (3)	Total
Commercial real estate:
Commercial real estate	$0	$30	$922	$952	$54,557	$55,509
Secured by farmland	0	0	0	0	11,628	11,628
Construction and land development	856	0	396	1,252	3,566	4,818
Commercial:
Commercial and industrial	37	0	597	634	29,581	30,215
Agricultural production	0	0	0	0	3,781	3,781
Residential real estate:
One-to-four family	245	297	572	1,114	55,094	56,208
Multifamily	0	0	0	0	17,001	17,001
Construction and land development	0	0	0	0	681	681
Home equity	0	0	382	382	29,906	30,288
Consumer:
Auto:
Direct	1	0	0	1	3,896	3,897
Indirect	17	0	0	17	2,804	2,821
Other	14	0	0	14	966	980

	$1,170	$327	$2,869	$4,366	$213,461	$217,827

(1)	Includes $856 thousand of loans on nonaccrual status.
(2)	All loans are nonaccrual status except for $181 thousand of loans past due 90 or more days still on accrual.
(3)	Includes $292 thousand of loans on nonaccrual status.

Troubled Debt Restructuring

As of period ending December 31, 2012, certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

The Corporation has two commercial loans with a balance of $1,082 that were individually evaluated for impairment whose loan terms have been modified in troubled debt restructurings as of December 31, 2012. There is $42 in specific reserves that have been allocated for these loans as of December 31, 2012. The Corporation has not committed to lend any additional amounts as of December 31, 2012 to customers with outstanding loans that are classified as troubled debt restructurings. The Corporation had commercial loans with balances of $2,517 that were individually evaluated for impairment whose loan terms have been modified in troubled debt restructurings as of December 31, 2011. $300 of specific reserve was allocated for these loans.

There were no loans modified as troubled debt restructurings that experienced payment default following the modification within the last twelve months. A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Corporation’s internal underwriting policy.

Credit Quality Indicators: The Corporation categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends and other information specific to each borrower. The Corporation analyzes loans individually by classifying the loans as to credit risk. This analysis includes non-homogeneous loans, such as commercial, commercial real estate loans, and loans to commercial enterprises secured by one-to-four family residential properties. This analysis is performed on an annual basis or more frequently if management becomes aware of information affecting a borrower’s ability to fulfill its obligation. The Corporation uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current financial condition and paying capacity of the obligor or of the collateral securing the loan. Substandard loans have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt with a distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. As of December 31, 2012, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
Commercial real estate:
Commercial real estate	$54,057	$1,891	$3,512	$0	$59,460
Secured by farmland	23,218	0	0	0	23,218
Construction and land development	7,854	190	624	0	8,668
Commercial:
Commercial and industrial	34,827	929	1,510	0	37,266
Agricultural production	12,209	0	0	0	12,209
Residential real estate:
One-to-four family	0	18	43	0	61

	$132,165	$3,028	$5,689	$0	$140,882

As of December 31, 2011, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
Commercial real estate:
Commercial real estate	$50,080	$2,229	$3,200	$0	$55,509
Secured by farmland	11,628	0	0	0	11,628
Construction and land development	2,729	196	1,893	0	4,818
Commercial:
Commercial and industrial	25,965	2,442	1,808	0	30,215
Agricultural production	3,781	0	0	0	3,781
Residential real estate:
One-to-four family	0	20	341	0	361

	$94,183	$4,887	$7,242	$0	$106,312

The Corporation considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loan classes, the Corporation also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in residential and consumer loans based on payment activity as of December 31, 2012:

	Consumer			Residential Real Estate
						One-to-four	Home
	Direct	Indirect	Other	Construction	Multifamily	Family	Equity	Total
Performing	$5,457	$1,124	$1,783	$958	$18,650	$68,793	$31,499	$128,264
Nonperforming	2	0	0	0	0	491	0	493

	$5,459	$1,124	$1,783	$958	$18,650	$69,284	$31,499	$128,757

The following table presents the recorded investment in residential and consumer loans based on payment activity as of December 31, 2011:

	Consumer			Residential Real Estate
						One-to-four	Home
	Direct	Indirect	Other	Construction	Multifamily	Family	Equity	Total
Performing	$3,897	$2,821	$980	$681	$17,001	$55,275	$29,906	$110,561
Nonperforming	0	0	0	0	0	572	382	954

	$3,897	$2,821	$980	$681	$17,001	$55,847	$30,288	$111,515

Loan Servicing	12 Months Ended
Dec. 31, 2012
Loans / Loan Servicing / Loan Commitments and Other Related Activities [Abstract]
LOAN SERVICING

NOTE 4 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year-end are as follows:

	2012	2011
Mortgage loan portfolios serviced for:
FHLMC	$22,623	$16,373

There were no custodial escrow balances maintained in connection with serviced loans at year-end 2012 and 2011.

Activity for mortgage servicing rights follows:

	2012	2011	2010
Servicing rights:
Beginning of year	$47	$76	$115
Additions	112	4	5
Amortized to expense	(35)	(33)	(44)

End of year	$124	$47	$76

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 – PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2012	2011
Land	$1,758	$1,758
Buildings	11,914	11,893
Furniture, fixtures and equipment	5,319	5,242

	18,991	18,893
Less: Accumulated depreciation	(7,548)	(6,720)

	$11,443	12,173

Depreciation expense was $895, $932 and $748 in 2012, 2011 and 2010.

Rent expense under operating leases included in occupancy was $11, $21 and $37 for the years ended December 31, 2012, 2011 and 2010. Future lease payments are not material.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill

NOTE 6 – GOODWILL

During 2002, the Corporation acquired Peoples Financial Corporation and merged the Corporation’s banking operations into the Bank. Goodwill of $4,723 was realized from this transaction.

Goodwill impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value, which is determined through a two-step impairment test. Step 1 includes the determination of the carrying value of our single reporting unit, including the existing goodwill and intangible assets, and estimating the fair value of the reporting unit. We determined the fair value of our reporting unit and compared it to its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, we are required to perform a second step to the impairment test.

Our annual impairment analysis as of September 30, 2012, indicated that the Step 2 analysis was not necessary. Step 2 of the goodwill impairment test is performed to measure the impairment loss. Step 2 requires that the implied fair value of the reporting unit goodwill be compared to the carrying amount of that goodwill. If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess.

Real Estate Owned	12 Months Ended
Dec. 31, 2012
Real Estate Owned [Abstract]
REAL ESTATE OWNED

NOTE 7 – REAL ESTATE OWNED

Real estate owned activity was as follows:

	2012	2011	2010
Beginning balance	$18	$58	$104
Loans transferred to real estate owned	1,222	54	91
Capitalized expenditures	55	0	0
Sales of real estate owned	(435)	(94)	(137)

End of year	$860	$18	$58

Deposits	12 Months Ended
Dec. 31, 2012
Deposits / Federal Home Loan Bank Advances / Regulatory Capital Matters [Abstract]
DEPOSITS

NOTE 8 – DEPOSITS

	2012	2011
Demand, noninterest-bearing	$78,990	$70,810
Demand, interest-bearing	163,852	154,410
Savings	62,053	55,781
Time, $100,000 and over	18,950	15,305
Time, other	43,224	44,358

	$367,069	$340,664

A summary of time deposits at year-end 2012 by maturity follows:

2013	$34,180
2014	18,298
2015	5,045
2016	4,588
2017	63

$62,174

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Deposits / Federal Home Loan Bank Advances / Regulatory Capital Matters [Abstract]
FEDERAL HOME LOAN BANK ADVANCES

NOTE 9 – FEDERAL HOME LOAN BANK ADVANCES

At year-end, advances from the Federal Home Loan Bank were as follows:

	2012	2011
Maturities in 2012, fixed rate at 2.00%	$0	$3,000
Maturities in 2014, fixed rate at 2.86% to 2.88%	5,000	5,000

	$5,000	$8,000

Each advance is payable at its maturity date; advances may be paid prior to maturity subject to a prepayment penalty. As collateral for the advances, the Bank has approximately $66,324 and $52,779 of first mortgage loans available under a blanket lien arrangement at year-end 2012 and 2011.

Required payments over the next five years are:

2014	2.86% to 2.88%	$5,000

Repurchase Agreements	12 Months Ended
Dec. 31, 2012
Repurchase Agreement [Abstract]
REPURCHASE AGREEMENT

NOTE 10 – REPURCHASE AGREEMENTS

Repurchase agreements generally mature within 30 days from the transaction date. Information concerning repurchase agreements is summarized as follows:

	2012	2011	2010
Average balance during the year	$11,604	$9,071	$8,032
Average interest rate during the year	0.15%	0.15%	0.15%
Maximum month-end balance during the year	$18,633	$11,114	$12,083
Weighted average rate at year-end	0.15%	0.15%	0.15%

Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans [Abstract]
BENEFIT PLANS

NOTE 11 – BENEFIT PLANS

The Corporation has a 401(k) retirement plan that covers substantially all employees. The plan allows employees to contribute up to a predetermined amount, subject to certain limitations. Matching contributions may be made in amounts and at times determined by the Corporation. Total matching discretionary contributions made by the Corporation during 2012, 2011 and 2010 amounted to $65, $54 and $57.

The Corporation has an Employee Stock Purchase Incentive Plan for full-time and most part-time employees. Under the Plan, each employee is entitled to receive a cash payment equal to 20% of the purchase price of Corporation common stock acquired by the employee on the open market, up to a maximum of 500 shares per calendar year. Expenses recognized in 2012, 2011 and 2010 amounted to $3, $1 and $2.

The Corporation has a director retirement and death benefit plan for the benefit of all members of the Board of Directors. The plan is designed to provide an annual retirement benefit to be paid to each director upon retirement from the Board and attaining age 70. The retirement benefit provided to each director is an annual benefit equal to $1 for each year of service on the Board from and after August 24, 1994 until August 2007, when the Board voted to cease further benefits. In addition, each director has the option of deferring any portion of directors’ fees to a maximum of $5 per month until retirement.

Interest credited to participant accounts associated with the deferrals was $6, $8 and $8 in 2012, 2011 and 2010. The deferred directors’ fee liability was $131 at December 31, 2012 and $164 at December 31, 2011. Expense recognized in 2012, 2011 and 2010 for the director retirement and death benefit plan was $88, $172 and $79. The liability related to the plan was $900 at December 31, 2012 and $849 at December 31, 2011.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

The components of deferred taxes were as follows:

	2012	2011
Deferred tax assets:
Bad debts	$996	$915
Deferred compensation	361	348
FHLMC preferred stock impairment loss	151	151
Nonaccrual loan interest income	87	112
Deferred loan fees	84	165
Stock-based compensation	67	43
Accrued bonus	37	23
Deferred income	33	33
Real estate owned write-down	0	38

Total	$1,816	$1,831
Deferred tax liabilities:
Unrealized security gains, net	$2,035	$1,876
Depreciation	829	911
Federal Home Loan Bank stock dividends	542	542
Purchase accounting adjustments	64	66
Mortgage servicing rights	45	26
Prepaid expenses	14	9
Partnership income	0	3

Total	3,529	3,433

Net deferred tax liability	$(1,713)	$(1,602)

Federal income tax laws provided that the 2002 acquired entity could claim additional bad debt deductions through 1987, totaling $1.9 million. Accounting standards do not require a deferred tax liability to be recorded on this amount, which liability otherwise would total $646 at December 31, 2012. If the Bank were liquidated or otherwise ceases to be a bank or if tax laws were to change, this amount would be expensed.

The components of income tax expense are as follows:

	2012	2011	2010
Current	$599	$419	$(24)
Deferred	(48)	25	95

	$551	$444	$71

The following is a reconciliation of income tax at the federal statutory rate to the effective rate of tax on the financial statements:

	2012		2011		2010
	Rate	Amount	Rate	Amount	Rate	Amount
Tax at federal statutory rate	34%	$1,143	34%	$1,039	34%	$475
Tax-exempt income	(17)	(580)	(17)	(513)	(29)	(399)
Other	0	(12)	(2)	(82)	0	(5)

Income tax expense	17%	$551	15%	$444	5%	$71

As of December 31, 2012 and December 31, 2011, the Corporation had no unrecognized tax benefits or accrued interest and penalties recorded. The Corporation does not expect the amount of unrecognized tax benefits to significantly increase within the next twelve months. The Corporation records interest and penalties as a component of income tax expense.

The Corporation and its subsidiaries are subject to U.S. federal income tax as well as income tax in the state of Ohio for National Bancshares. The Bank is subject to tax in Ohio based upon its net worth. The Corporation is no longer subject to examination by state taxing authorities for years prior to 2009.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates during 2012 were as follows:

Beginning balance	$2,148
Effect of changes in composition of related parties	120
New loans	113
Repayments	(1,036)

Ending balance	$1,345

Unused commitments to these related parties totaled $2,326 and $1,729 at year-end 2012 and 2011. Related party deposits totaled $5,545 and $3,697 at year-end 2012 and 2011.

The Corporation has minority ownership in a title agency affiliated with a Director resulting in fee income to the Corporation of $0, $4 and $35 for 2012, 2011 and 2010, respectively.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 14 – STOCK-BASED COMPENSATION

The Corporation’s 2008 Equity Incentive Plan (“the Plan”), which is shareholder-approved, permits the grant of stock options or restricted stock awards, to its officers, employees, consultants and non-employee directors for up to 223,448 shares of common stock.

Stock Option Awards

Option awards are granted with an exercise price equal to the market price of the Corporation’s common stock at the date of grant; those option awards have vesting periods determined by the Corporation’s compensation committee and have terms that shall not exceed 10 years.

In May 2008, the Corporation granted options to purchase 58,000 shares of stock to directors and certain key officers, 40,000 of which remained outstanding at December 31, 2012. The exercise price of the options is $18.03 per share. The options vest in five equal installments over a five-year period and have a term of 10 years. None of these options have been exercised as of December 31, 2012.

In October 2010, the Corporation granted options to purchase 43,000 shares of stock to directors and certain key officers, of which 35,200 remained outstanding at December 31, 2012. The exercise price of the options is $13.22 per share. The options vest in five equal installments over a five-year period and have a term of 10 years. 1,500 of these options have been exercised as of December 31, 2012.

In January 2012, the Corporation granted options to purchase 58,000 shares of stock to directors and certain key officers, of which 56,000 remained outstanding at December 31, 2012. The exercise price of the options is $14.10 per share. The options vest in five equal installments over a five-year period and have a term of 10 years. None of these options have been exercised as of December 31, 2012.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below. Expected volatilities are based on historical volatilities of the Corporation’s common stock. The Corporation has estimated the option exercise and post-vesting termination behavior and expected term of options granted due to the lack of historical data. The expected term of options granted represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferrable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

The fair value of options granted and the assumptions used for grants in 2012 and 2010 were as follows:

	2012	2010
Fair value of options granted	$1.77	$2.53
Risk-free interest rate	1.39%	1.49%
Expected term (years)	7.0	6.5
Expected stock price volatility	16.40%	24.67%
Dividend yield	2.27%	2.42%

A summary of the activity in the stock option plan for 2012 follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at beginning of year	84,500	$15.70
Granted	58,000	14.10
Exercised	(1,500)	13.22
Forfeited or expired	(9,800)	14.88

Outstanding at end of year	131,200	$15.06	7.6	$131

Fully expected to vest	82,800	$14.19	7.7	$102

Exercisable at end of year	48,400	$16.56	6.2	$29

Information related to the exercise of stock options follows:

2012
Intrinsic value of options exercised	$3
Cash received from option exercises	20
Tax benefit (deficit) realized from option exercises	(1)

The total compensation cost that has been charged against income for the plan was $74, $40 and $23 for 2012, 2011 and 2010. The total income tax benefit was $25, $14 and $8 for 2012, 2011 and 2010. There was $79, $60 and $117 of total unrecognized compensation cost related to nonvested stock options granted under the Plan as of December 31, 2012, 2011 and 2010. The cost is expected to be recognized over a weighted-average period of 3.6 years.

Restricted Stock Awards

On January 3, 2011, the Corporation granted restricted stock awards for 3,744 shares of the Corporation’s common stock to certain directors in lieu of cash payment of fees. The awards vested immediately and the compensation expense related to the awards of $50 was recorded in 2010. The fair value of the stock was determined using closing market price of the Corporation’s common stock on the date of the grant.

On July 1, 2011, the Corporation granted restricted stock awards for 3,552 shares of the Corporation’s common stock to certain directors in lieu of cash payment of fees. The awards vested immediately and the compensation expense related to the awards of $48 was recorded in 2011. The fair value of the stock was determined using closing market price of the Corporation’s common stock on the date of the grant.

On January 3, 2012, the Corporation granted restricted stock awards for 3,330 shares of the Corporation’s common stock to certain directors in lieu of cash payment of fees. The awards vested immediately and the compensation expense related to the awards of $49 was recorded in 2011. The fair value of the stock was determined using closing market price of the Corporation’s common stock on the date of the grant.

On July 2, 2012, the Corporation granted restricted stock awards for 1,866 shares of the Corporation’s common stock to certain directors in lieu of cash payment of fees. The awards vested immediately and the compensation expense related to the awards of $28 was recorded in 2012. The fair value of the stock was determined using closing market price of the Corporation’s common stock on the date of the grant.

Regulatory Capital Matters	12 Months Ended
Dec. 31, 2012
Deposits / Federal Home Loan Bank Advances / Regulatory Capital Matters [Abstract]
REGULATORY CAPITAL MATTERS

NOTE 15 – REGULATORY CAPITAL MATTERS

Banks are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. Management believes as of December 31, 2012, the Bank meets all capital adequacy requirements to which it is subject.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2012 and 2011, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category.

Actual and required capital amounts and ratios for the Bank are presented below at year-end.

					To Be Well
			Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital to risk weighted assets	$36,989	12.53%	$23,626	8.00%	$29,532	10.00%
Tier 1 capital to risk weighted assets	33,589	11.37%	11,813	4.00%	17,719	6.00%
Tier 1 capital to average assets	33,589	7.59%	17,713	4.00%	22,142	5.00%

					To Be Well
			Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total capital to risk weighted assets	$34,367	13.85%	$19,847	8.00%	$24,809	10.00%
Tier 1 capital to risk weighted assets	31,256	12.60%	9,923	4.00%	14,885	6.00%
Tier 1 capital to average assets	31,256	7.78%	16,069	4.00%	20,086	5.00%

Dividend Restrictions—The Corporation’s principal source of funds for dividend payments is dividends received from the Bank. Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years, subject to the capital requirements described above. The Bank could, without prior approval, pay dividends to the holding Corporation of approximately $6,298 as of December 31, 2012.

Loan Commitments and Other Related Activities	12 Months Ended
Dec. 31, 2012
Loans / Loan Servicing / Loan Commitments and Other Related Activities [Abstract]
LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES

NOTE 16 – LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amounts of financial instruments with off-balance-sheet risk at year-end were as follows:

	2012	2011
Commitments to make loans	$6,996	$3,376
Unused lines of credit	61,592	46,862
Overdraft protection	12,264	11,664
Letters of credit	288	266

Of the above unused instruments at December 31, 2012, approximately $1,992 pertains to fixed-rate commitments, variable-rate commitments account for approximately $66,884 and $12,264 are related to automatic overdraft protection for checking accounts. At year-end 2011, approximately $2,256 of total commitments were fixed-rate, approximately $48,248 were variable rate and $11,664 were related to automatic overdraft protection for checking accounts. Rates on fixed-rate unused lines of credit ranged from 3.75% to 7.5% at December 31, 2012 and 5.00% to 6.75% at December 31, 2011.

Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
FAIR VALUE

NOTE 17 – FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Corporation used the following methods and significant assumptions to estimate fair value:

Investment Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). Discounted cash flows are calculated using spread to swap and LIBOR curves that are updated to incorporate loss severities, volatility, credit spread and optionality. During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Interest Rate Swaps: The fair values of interest rate swaps are based on valuation models using observable market data as of the measurement date (Level 2).

Impaired Loans: The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals which are updated no less frequently than annually. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Real estate owned properties are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Appraisals for both collateral-dependent impaired loans and real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Corporation. Once received, a member of the Credit Department reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics.

Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements
	At December 31, 2012 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities available for sale:
U.S. Government and federal agency	$0	$1,802	$0
State and municipal	0	55,179	0
Mortgage-backed securities—residential	0	64,638	0
Equity securities	31	0	0
Interest rate swaps	0	29	0

Fair Value Measurements
At December 31, 2012 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Interest rate swaps	$0	$29	$0

	Fair Value Measurements
	At December 31, 2011 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities available for sale:
U.S. Government and federal agency	$0	$2,446	$0
State and municipal	0	53,937	3,486
Mortgage-backed securities—residential	0	90,270	16
Equity securities	20	0	0
Interest rate swaps	0	46	0

Fair Value Measurements
At December 31, 2011 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Interest rate swaps	$0	$46	$0

The following table presents the activity in security pricing using significant unobservable inputs (Level 3) during 2012:

	2012	2011
Beginning Balance	$3,502	$320
State and Municipal:
Purchases	0	2,588
Maturities	(2,984)	0
Transfers from Level 2 to Level 3	0	898
Transfers from Level 3 to Level 2	(502)	(300)
Mortgage-backed securities:
Principal repayments	(3)	(4)
Transfers from Level 3 to Level 2	(13)	0

Ending balance	$0	$3,502

Two state and municipal securities with a fair value of $502 as of December 31, 2012 were transferred from Level 3 to Level 2 because observable market data became available for securities with similar characteristics. The Company’s policy is to recognize transfers into or out of a level as of the end of the reporting period.

The Company’s state and municipal security valuations were supported by analysis prepared by an independent third party. The third party uses Interactive Data Corporation (IDC) as the primary source for security valuations. IDC’s evaluations are based on market data. IDC utilizes evaluated pricing models that vary based by asset class and include available trade, bid, and other market information. Generally, the methodology includes broker quotes, proprietary models, vast descriptive terms and conditions databases, as well as extensive quality control programs. IDC evaluators follow multiple review processes to assess the available market, credit, and deal level information to support the evaluation process. If they determine sufficient objectively verifiable information is not available to support a valuation, they will discontinue evaluating that security. Given this approach, the state and municipal security with the pricing source of IDC is considered level 2.

For level 3 investments, the Company uses significant unobservable inputs that reflect a reporting entity’s own assumptions that market participants would use in pricing an asset or liability. The Company uses different valuation processes such as market approach, income approach, or the cost approach.

Assets and Liabilities Measured on a Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements
	At December 31, 2012 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans:
Commercial	$0	$0	$0
Commercial and land development	0	0	10
One-to-four family	0	0	0
Other real estate owned	0	0	0
Loan servicing rights	0	0	0

	Fair Value Measurements
	At December 31, 2011 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans:
Commercial	$0	$0	$417
Commercial and land development	0	0	974
One-to-four family	0	0	92
Other real estate owned	0	0	18
Loan servicing rights	0	0	47

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal amount of $43, with a valuation allowance of $33 at December 31, 2012. Impaired loans had an additional provision for loan loss of $584 for the year ended December 31, 2012.

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal amount of $1,999, with a valuation allowance of $516 at December 31, 2011, resulting in an additional provision for loan loss of $247 for the year ended December 31, 2011.

There was no valuation allowance related to other real estate property at December 31, 2012. There were no write-downs of other real estate in 2012. Other real estate owned measured at fair value less costs to sell, had a net carrying amount of $18, which is made up of the outstanding balance of $131, net of a valuation allowance of $113 at December 31, 2011. The property was written-down $38 in 2011.

The following table presents quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

				Range
		Valuation	Unobservable	(Weighted
	Fair value	Technique(s)	Input(s)	Average)
Impaired loans – Commercial and land development	$10	Sales comparison approach	Adjustment for differences between comparable sales	30%

Carrying amounts and estimated fair values of financial instruments at year-end were as follows:

	Carrying
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$27,624	$27,624	$0	$0	$27,624
Securities available for sale	121,650	31	121,619	0	121,650
Restricted equity securities	3,221	na	na	na	na
Loans, net	265,539	0	0	267,080	267,080
Loans held for sale	171	0	171	0	171
Accrued interest receivable	1,426	0	704	722	1,426
Interest rate swaps	29	0	29	0	29
Financial liabilities
Deposits	$367,069	$304,895	$62,749	$0	$367,644
Short-term borrowings	18,633	0	18,633	0	18,633
Federal Home Loan Bank advances	5,000	0	5,182	0	5,182
Accrued interest payable	206	35	171	0	206
Interest rate swaps	29	0	29	0	29

December 31, 2011	Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$15,213	$15,213
Time deposits with other financial institutions	246	246
Securities available for sale	150,175	150,175
Restricted equity securities	3,220	na
Loans, net	213,952	215,490
Accrued interest receivable	1,404	1,404
Interest rate swaps	46	46

	Carrying	Fair
	Amount	Value
Financial liabilities
Deposits	$340,664	$341,356
Short-term borrowings	10,168	10,168
Federal Home Loan Bank advances	8,000	8,299
Accrued interest payable	219	219
Interest rate swaps	46	46

The methods and assumptions used to estimate fair value on the preceding tables are described as follows:

(a) Cash and Cash Equivalents: The carrying amounts of cash and short-term instruments approximate fair values and are classified Level 1.

(b) Restricted Equity Securities: It is not practical to determine the fair value of FHLB stock due to restrictions placed on its transferability.

(c) Loans: Fair values of loans, excluding loans held for sale, are estimated as follows: For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification. Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

The fair value of loans held for sale is estimated based upon binding contracts and quotes from third party investors resulting in a Level 2 classification.

(d) Deposits: The fair values disclosed for demand deposits (e.g., interest and non-interest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

(e) Short-term borrowings: The carrying amounts of federal funds purchased, borrowings under repurchase agreements, and other short-term borrowings, generally maturing within ninety days, approximate their fair values resulting in a Level 2 classification.

(f) Federal Home Loan Bank advances: The fair values of the Company’s long-term borrowings are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

(g) Accrued interest receivable/payable: The carrying amounts of accrued interest approximate fair value resulting in a Level 1, Level 2 or Level 3 classification that is consistent with the associated asset or liability.

(h) Off-balance sheet instruments: Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The fair value of commitments is not material.

Derivatives	12 Months Ended
Dec. 31, 2012
Derivatives [Abstract]
DERIVATIVES

NOTE 18 – DERIVATIVES

The Corporation utilizes interest-rate swap agreements as part of its asset liability management strategy to help manage its interest rate risk position, not for speculation. The notional amount of the interest-rate swaps does not represent amounts exchanged by the parties. The amount exchanged is determined by reference to the notional amount and the other terms of the individual interest-rate swap agreements.

The Corporation implemented a program in 2009 whereby it lends to its borrowers at a fixed rate with the loan agreement containing a two-way yield maintenance provision. The program has one participant as of December 31, 2012. If the borrower prepays the loan, the yield maintenance provision will result in a prepayment penalty or benefit depending on the interest rate environment at the time of the prepayment. This provision represents an embedded derivative which is required to be bifurcated from the host loan contract. As a result of bifurcating the embedded derivative, the Corporation records the transaction with the borrower as a floating rate loan and a pay floating / receive fixed interest-rate swap. To offset the risk of the interest-rate swap with the borrower, the Corporation enters into an interest-rate swap with an outside counterparty that mirrors the terms of the interest-rate swap between the Corporation and the borrower. Both interest-rate swaps are carried as freestanding derivatives with their changes in fair value reported in current earnings. The interest-rate swaps are not designated as hedges. The change in the fair value of the interest-rate swap between the Corporation and its borrower was a decrease of $17 for the year ended December 31, 2012, which was offset by an equal increase in value during the year ended December 31, 2012 on the interest-rate swap with an outside counterparty, with the result that there was no net impact on income in 2012.

Summary information about the interest-rate swaps not designated as hedges between the Corporation and its borrower is as follows:

	2012	2011
Notional amount	$1,358	$1,423
Weighted average receive rate	5.33%	5.33%
Weighted average pay rate	3.47%	3.31%
Weighted average maturity (years)	1.0	2.0
Fair value of interest-rate swap	$29	$46

Summary information about the interest-rate swaps between the Corporation and outside parties is as follows:

	2012	2011
Notional amount	$1,358	$1,423
Weighted average pay rate	5.33%	5.33%
Weighted average receive rate	3.47%	3.31%
Weighted average maturity (years)	1.0	2.0
Fair value of interest-rate swap	$(29)	$(46)

The fair value of the interest-rate swaps at year-end is reflected in other assets and other liabilities with a corresponding offset to noninterest income.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 19 – ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following is a summary of the accumulated other comprehensive income balances, net of tax:

	Balance at	Current	Balance at
	December 31,	Year	December 31,
	2011	Change	2012
Unrealized gains on securities
Available for sale	$3,643	$306	$3,949

Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 20 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial statements for National Bancshares Corporation (parent only) are as follows:

CONDENSED BALANCE SHEETS

	December 31,
	2012	2011
ASSETS
Cash and cash equivalents	$510	$520
Investment in bank subsidiary	42,278	39,645
Investment in real estate subsidiary	2,393	2,466
Securities available for sale	31	20
Other assets	304	271

Total assets	$45,516	$42,922

LIABILITIES AND SHAREHOLDERS’ EQUITY
Dividends payable	$178	$177
Other Liabilities	17	0
Shareholders’ equity	45,321	42,745

Total liabilities and shareholders’ equity	$45,516	$42,922

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years ended December 31,
	2012	2011	2010
INCOME
Dividends from bank subsidiary	$600	$0	$0
Dividends from real estate subsidiary	90	0	0

Total income	690	0	0
EXPENSES
Miscellaneous expense	(101)	(60)	(48)

Income (loss) before income tax benefit and undistributed subsidiary income	589	(60)	(48)
Income tax benefit	34	21	16
Undistributed equity in net income of bank subsidiary	2,261	2,652	1,385
Undistributed equity in (distributions in excess of) net income (loss) of real estate subsidiary	(73)	(1)	(28)

Net income	$2,811	$2,612	$1,325

Comprehensive income	$3,117	$4,332	$761

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2012	2011	2010
Cash flows from operating activities
Net income	$2,811	$2,612	$1,325
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of bank subsidiary	(2,261)	(2,652)	(1,385)
Equity in undistributed net loss of real estate subsidiary	0	1	28
Distributions in excess of net income of real estate subsidiary	73	0	0
Change in other assets and liabilities	58	76	(16)

Net cash from operating activities	681	37	(48)
Cash flows from investing activities
Investment in real estate subsidiary	0	(125)	(2,370)

Net cash from investing activities	0	(125)	(2,370)
Cash flows from financing activities
Proceeds from the exercise of stock options	20	0	0
Dividends paid	(711)	(706)	(706)

Net cash from financing activities	(691)	(706)	(706)

Net change in cash	(10)	(794)	(3,124)
Beginning cash and cash equivalents	520	1,314	4,438

Ending cash and cash equivalents	$510	$520	$1,314

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 21 – SUBSEQUENT EVENTS

On February 1, 2013, the Bank and NBOH Properties, LLC entered into a Purchase and Assumption Agreement (“Agreement”) with Premier Bank and Trust (“Premier”) that provides for the sale of certain assets and assumption of certain liabilities relative to the Bank’s retail office location in Fairlawn, Ohio. Under the terms of the Agreement, Premier will purchase the multi-tenant commercial building owned by NBOH Properties, LLC, with a carrying value of $2,300, for $1,100. Premier will also purchase certain assets of the branch, including lease hold improvements and fixtures and equipment and loans with a carrying value of approximately $10,000 and a fair value of approximately $9,922, while assuming certain deposits with a carrying value of approximately $16,000. Premier will also pay a premium of 5.25% based on the average amount of assumed deposits during a specified period. The transaction, which is subject to regulatory approvals and other customary closing conditions, is expected to be completed in June, 2013. The aggregate asset disposal group is expected to result in a loss recorded in 2013.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Nature of Operations and Principles of Consolidation

Nature of Operations and Principles of Consolidation: The consolidated financial statements include National Bancshares Corporation and its wholly-owned subsidiaries, First National Bank, Orrville, Ohio (Bank) and NBOH Properties, LLC, together referred to as “the Corporation.” NBOH Properties, LLC owns a multi-tenant commercial building in Fairlawn, Ohio. A portion of this building is utilized as our Fairlawn banking office. This activity is not considered material for segment reporting purposes. Intercompany transactions and balances are eliminated in consolidation.

The Corporation provides financial services through its main and branch offices in Orrville, Ohio, and branch offices in surrounding communities in Wayne, Medina, Stark and Summit counties. Its primary deposit products are checking, savings, and term certificate accounts, and its primary lending products are commercial and residential mortgage, commercial and consumer installment loans. Most loans are secured by specific items of collateral including business assets, consumer assets and real estate. Commercial loans are expected to be repaid from cash flow from operations of businesses. Real estate loans are secured by both residential and commercial real estate. Other financial instruments, which potentially represent concentrations of credit risk, include investment securities and deposit accounts in other financial institutions. There are no significant concentrations of loans to any one industry or customer. However, the customer’s ability to repay their loans is dependent on the real estate and general economic conditions of the Corporation’s market area.

Segments

Segments: As noted above, the Corporation provides a broad range of financial services to individuals and companies in northern Ohio. While the Corporation’s chief decision makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Accordingly, all of the Corporation’s financial service operations are considered by management to be aggregated in one reportable operating segment.

Use of Estimates

Use of Estimates: To prepare financial statements in conformity with U. S. generally accepted accounting principles, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses and fair values of financial instruments are particularly subject to change.

Cash Flows

Cash Flows: Cash and cash equivalents include cash, deposits with other banks with original maturities under 90 days, and federal funds sold. Net cash flows are reported for customer loan and deposit transactions, interest bearing deposits with other banks, repurchase agreements and other short-term borrowings.

Time deposits with other financial institutions	Time Deposits with Other Financial Institutions: Interest-bearing deposits in other financial institutions mature within eight months and are carried at cost.
Securities

Securities: Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale when they might be sold before maturity. Equity securities with readily determinable fair values are classified as available for sale. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other than temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) other-than-temporary impairment (OTTI) related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of other-than-temporary impairment is recognized through earnings.

Loans Held for Sale

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or market, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held for sale may be sold with servicing rights retained or released. The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing right for loans sold with servicing retained. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned and deferred income and an allowance for loan losses. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

Interest income on real estate, real estate construction and commercial loans is discontinued at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection. Consumer loans are typically charged off no later than 120 days past due. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 or more days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. A loan is moved to non-accrual status in accordance with the Corporation’s policy, typically after 90 days of non-payment.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is recorded as a reduction in principal, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Concentration of Credit Risk

Concentration of Credit Risk: Most of the Corporation’s business activity is with customers located within Wayne, Stark, Summit, Holmes and Medina Counties. Therefore, the Corporation’s exposure to credit risk is significantly affected by changes in the economy in these counties.

Purchased Loans

Purchased Loans: The Corporation purchases individual loans and groups of loans. Purchased loans that show evidence of credit deterioration at the time of purchase are recorded at the amount paid, such that there is no carryover of the seller’s allowance for loan losses. After acquisition, incurred losses are recognized by an increase in the allowance for loan losses.

Allowance for Loan Losses

Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses, increased by the provision for loan losses and decreased by charge-offs less recoveries. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful. The general component covers non-classified loans and is based on historical loss experience adjusted for current factors.

A loan is impaired when, based on current information and events, it is probable that the Corporation will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans, for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Commercial and commercial real estate loans over $250 thousand or to borrowers whose aggregate total borrowing exceeds $250 thousand, except for first and second mortgage loans on a borrower’s personal residence are individually evaluated for impairment. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans, are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures. Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. For troubled debt restructurings that subsequently default, the Corporation determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non-impaired loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Corporation utilizing weighted amounts applied to the twelve quarter moving average to a blended rate of the twelve quarter moving average and the twenty quarter moving average. This approach enhances the time frame over which we evaluate loss experience and emphasizes the most recent loss experience. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment. These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations. The following portfolio segments have been identified: commercial loans, commercial real estate loans, residential real estate loans, home equity loans and consumer loans.

The majority of the Corporation’s loan portfolio is commercial, commercial real estate, residential real estate, home equity and consumer loans made to individuals and businesses in the Corporation’s market area. Repayment of these loans is dependent on general economic conditions and unemployment levels in the Corporation’s market area.

Commercial and commercial real estate loans primarily consist of income producing real estate and related business assets. Repayment of these loans depends, to a large degree, on the results of operations, cash flow and management of the related businesses. These loans may be affected to a greater extent by adverse commerce conditions or the economy in general, including today’s economic recession. Accordingly, the nature of these loans makes them more difficult for management to monitor and evaluate.

Servicing Rights

Servicing Rights: When mortgage loans are sold, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. The Corporation compares the valuation model inputs and results to published industry data in order to validate the model results and assumptions. All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.

At December 31, 2012 and 2011, the servicing assets of the Corporation totaled $124 and $47, respectively, and are included with other assets on the consolidated balance sheets. When mortgage loans are sold with servicing retained, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Fair value is based on market prices for comparable mortgage servicing contracts, when available or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Servicing assets are evaluated for impairment based upon the fair value of the assets compared to carrying amount. Any impairment is reported as a valuation allowance, to the extent that fair value is less than the capitalized amount for a grouping. There was no valuation allowance impairment against servicing assets as of December 31, 2012, 2011 and 2010.

Servicing fee income is recorded when earned for servicing loans based on a contractual percentage of the outstanding principal or a fixed amount per loan. The amortization of mortgage servicing rights is netted against loan servicing fee income. Servicing fees totaled $67, $92 and $76 for the years ended December 31, 2012, 2011 and 2010, respectively. Late fees and ancillary fees related to loan servicing are not material.

Other Real Estate Owned

Other Real Estate Owned: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed.

Premises and Equipment

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 7 to 39 years. Furniture, fixtures and equipment are depreciated using the straight-line method with useful lives ranging from 3 to 7 years.

Federal Home Loan Bank (FHLB) and Federal Reserve Bank (FRB)

Federal Home Loan Bank (FHLB) and Federal Reserve Bank (FRB) Stock: The Bank is a member of the FHLB and FRB systems. FHLB members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. The stocks are carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Bank owned life insurance

Bank Owned Life Insurance: The Corporation has purchased life insurance policies on its directors. Life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other amounts due that are probable at settlement.

Goodwill

Goodwill: Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Corporation has selected September 30 th as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset on the Corporation’s balance sheet with an indefinite life.

Long-term Assets

Long-term Assets: These assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Repurchase Agreements

Repurchase Agreements: Substantially all repurchase agreement liabilities represent amounts advanced by various customers. Securities are pledged to cover these liabilities, which are not covered by federal deposit insurance.

Benefit Plans

Benefit Plans: Retirement plan expense is the amount of discretionary contributions to the Corporation’s 401(k) plan as determined by Board decision. Director retirement plan expense allocates the benefits over the estimated years of service.

Stock-Based Compensation

Stock-Based Compensation: Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Corporation’s common stock at the date of grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period, on an accelerated basis.

Income Taxes

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Corporation recognizes interest and/or penalties related to income tax matters in income tax expense.

Transfers of Financial Asset

Transfers of Financial Assets: Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Corporation, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Loan Commitments and Related Financial Instruments

Loan Commitments and Related Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer-financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Earnings Per Common Share

Earnings Per Common Share: Earnings per common share is net income divided by the weighted average number of shares outstanding during the period. Diluted earnings per share includes the dilutive effect of additional potential common shares issuable under stock options. 96,000, 84,500 and 89,000 stock options were not considered in computing diluted earnings per common share for 2012, 2011 and 2010 because they were antidilutive.

Comprehensive Income

Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale, which is also recognized as a separate component of equity.

Loss Contingencies

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Restrictions on Cash

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank of $100 was required to meet regulatory reserve and clearing requirements at year-end 2012 and 2011. These balances do not earn interest.

Dividend Restriction

Dividend Restriction: Banking regulations require maintaining certain capital levels and limit the dividends paid by the Bank to the Corporation or by the Corporation to shareholders. Dividends paid by the Bank to the Corporation are the primary source of funds for dividends by the Corporation to its shareholders.

Fair Value of Financial Instruments

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Reclassifications

Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation. Reclassification had no affect on prior year net income or shareholder’s equity.

Adoption of New Accounting Standards

Adoption of New Accounting Standards: In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in shareholder’s equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements. The amendments in this guidance are effective as of the beginning of a fiscal reporting year, and interim periods within that year, that begins after December 15, 2011. The adoption of this amendment changed the presentation of the components of comprehensive income for the Corporation as part of the consolidated statement of shareholder’s equity.

In May 2011, the FASB issued an amendment to achieve common fair value measurement and disclosure requirements between U.S. and International accounting principles. Overall, the guidance is consistent with existing U.S. accounting principles; however, there are some amendments that change a particular principle or requirements for measuring fair value or for disclosing information about fair value measurements. The amendments in this guidance are effective for interim and annual reporting periods beginning after December 15, 2011. The effect of adopting this standard did not have a material effect on the Corporation’s operating results or financial condition.

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Fair value of Securities

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2012
U.S. Treasury and federal agency	$1,794	$8	$0	$1,802
State and municipal	50,946	4,241	(8)	55,179
Mortgage-backed: residential	62,903	1,755	(20)	64,638
Equity securities	23	8	0	31

Total securities available for sale	$115,666	$6,012	$(28)	$121,650

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2011
U.S. Treasury and federal agency	$2,430	$16	$0	$2,446
State and municipal	53,841	3,592	(10)	57,423
Mortgage-backed: residential	88,362	2,060	(136)	90,286
Equity securities	23	0	(3)	20

Total securities available for sale	$144,656	$5,668	$(149)	$150,175

Available for sale securities

	2012	2011	2010
Sales of available for sale securities were as follows:
Proceeds	$0	$14,980	$18,775
Gross gains	0	216	679
Gross losses	0	(2)	(26)
Gross gains from calls	0	0	8

Fair value of held to maturity securities

	Amortized
	Cost	Fair Value
Due in one year or less	$1,340	$1,351
Due from one to five years	4,674	4,862
Due from five to ten years	21,008	22,902
Due after ten years	25,718	27,866
Mortgage-backed: residential	62,903	64,638
Equity securities	23	31

	$115,666	$121,650

Unrealized losses of securities

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
2012
State and municipal	$1,325	$(8)	$0	$0	$1,325	$(8)
Mortgage-backed: residential	2,772	(20)	0	0	2,772	(20)

Total temporarily impaired	$4,097	$(28)	$0	$0	$4,097	$(28)

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
2011
State and municipal	$366	$(3)	$891	$(7)	$1,257	$(10)
Mortgage-backed: residential	22,639	(136)	0	0	22,639	(136)
Equity	20	(3)	0	0	20	(3)

Total temporarily impaired	$23,025	$(142)	$891	$(7)	$23,916	$(149)

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans / Loan Servicing / Loan Commitments and Other Related Activities [Abstract]
Loans at year end

	2012	2011
Commercial real estate:
Commercial real estate	$59,484	$55,520
Secured by farmland	23,161	11,609
Construction and land development	8,682	4,822
Commercial:
Commercial and industrial	37,138	30,165
Agricultural production	12,107	3,721
Residential real estate:
One-to-four family	69,364	56,261
Multifamily	18,660	17,041
Construction and land development	959	683
Home equity	31,218	30,086
Consumer:
Auto:
Direct	5,436	3,866
Indirect	1,087	2,740
Other	1,780	980

	269,076	217,494
Unearned and deferred income	(137)	(379)
Allowance for loan losses	(3,400)	(3,163)

	$265,539	$213,952

Activity in the allowance for loan losses by portfolio segment

		Commercial	Residential	Home
	Commercial	Real Estate	Real Estate	Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$856	$1,480	$721	$66	$40	$0	$3,163
Provision for loan losses	342	837	108	81	6	0	1,374
Loans charged-off	(282)	(525)	(250)	(91)	(41)	0	(1,189)
Recoveries	10	1	5	9	27	0	52

Total ending allowance balance	$926	$1,793	$584	$65	$32	$0	$3,400

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending December 31, 2011:

		Commercial	Residential	Home
	Commercial	Real Estate	Real Estate	Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$460	$1,267	$675	$100	$53	$30	$2,585
Provision for loan losses	371	212	74	(9)	(18)	(30)	600
Loans charged-off	0	0	(28)	(26)	(17)	0	(71)
Recoveries	25	1	0	1	22	0	49

Total ending allowance balance	$856	$1,480	$721	$66	$40	$0	$3,163

Allowances for loan losses activity

	2012	2011	2010
Beginning balance	$3,163	$2,585	$2,906
Provision for loan losses	1,374	600	2,229
Loans charged-off	(1,189)	(71)	(2,576)
Recoveries	52	49	26

Ending balance	$3,400	$3,163	$2,585

Allowance for loan losses and the recorded investment in loans

		Commercial	Residential	Home
December 31, 2012	Commercial	Real Estate	Real Estate	Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$0	$33	$0	$0	$0	$0	$33
Collectively evaluated for impairment	926	1,760	584	65	32	0	3,367

Total ending allowance balance	$926	$1,793	$584	$65	$32	$0	$3,400

Recorded investment in loans:
Loans individually evaluated for impairment	$20	$1,478	$43	$0	$0	$0	$1,541
Loans collectively evaluated for impairment	49,455	89,868	88,910	31,499	8,366	0	268,098

Total ending loans balance	$49,475	$91,346	$88,953	$31,499	$8,366	$0	$269,639

		Commercial	Residential	Home
December 31, 2011	Commercial	Real Estate	Real Estate	Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$151	$183	$182	$0	$0	$0	$516
Collectively evaluated for impairment	705	1,297	539	66	40	0	2,647

Total ending allowance balance	$856	$1,480	$721	$66	$40	$0	$3,163

Recorded investment in loans:
Loans individually evaluated for impairment	$597	$2,420	$320	$0	$0	$0	$3,337
Loans collectively evaluated for impairment	33,399	69,535	73,570	30,288	7,698	0	214,490

Total ending loans balance	$33,996	$71,955	$73,890	$30,288	$7,698	$0	$217,827

Loans individually evaluated for impairment by class of loans

	Unpaid		Allowance for	Average
	Principal	Recorded	Loan Losses	Recorded
December 31, 2012	Balance	Investment	Allocated	Investment
With no related allowance recorded:
Commercial real estate:
Commercial real estate	$378	$378	$0	$389
Construction and land development	1,154	1,057	0	1,375
Commercial:
Commercial and industrial	20	20	0	433
Residential real estate:
One-to-four family	43	43	0	44
With an allowance recorded:
Commercial real estate:
Construction and land development	43	43	33	43
Commercial:
Commercial and industrial	0	0	0	0

	$1,638	$1,541	$33	$2,284

	Unpaid		Allowance for	Average
	Principal	Recorded	Loan Losses	Recorded
December 31, 2011	Balance	Investment	Allocated	Investment
With no related allowance recorded:
Commercial real estate:
Commercial real estate	$406	$406	$0	$426
Construction and land development	1,252	1,252	0	1,923
Commercial:
Commercial and industrial	29	29	0	31
Residential real estate:
One-to-four family	46	46	0	49
With an allowance recorded:
Commercial real estate:
Commercial real estate	762	762	183	902
Commercial:
Commercial and industrial	568	568	151	509
Residential real estate:
One-to-four family	274	274	182	283

	$3,337	$3,337	$516	$4,123

Recorded investment in nonaccrual and loans past due

			Loans Past Due 90 or
	Nonaccrual		More Days Still Accruing
	2012	2011	2012	2011
Commercial real estate:
Commercial real estate	$421	$1,168	$0	$0
Construction and land development	249	1,252	0	0
Commercial:
Commercial and industrial	20	596	0	0
Residential real estate:
One-to-four family	43	438	469	181
Home equity	0	382	0	0
Consumer:
Auto:
Direct	0	0	2	0

	$733	$3,836	$471	$181

Recorded investment in past due loans

	30 - 59	60 - 89	90 or More
	Days	Days	Days	Total	Loans Not
	Past Due	Past Due (1)	Past Due (2)	Past Due	Past Due (3)	Total
Commercial real estate:
Commercial real estate	$38	$217	$204	$459	$59,001	$59,460
Secured by farmland	0	0	0	0	23,218	23,218
Construction and land development	0	0	0	0	8,668	8,668
Commercial:
Commercial and industrial	156	0	20	176	37,090	37,266
Agricultural production	9	0	0	9	12,200	12,209
Residential real estate:
One-to-four family	191	0	491	682	68,663	69,345
Multifamily	0	0	0	0	18,650	18,650
Construction and land development	0	0	0	0	958	958
Home equity	14	40	0	54	31,445	31,499
Consumer:
Auto:
Direct	57	0	2	59	5,400	5,459
Indirect	0	10	0	10	1,114	1,124
Other	1	0	0	1	1,782	1,783

	$466	$267	$717	$1,450	$268,189	$269,639

(1)	Includes $217 thousand of loans on nonaccrual status.
(2)	All loans are nonaccrual status except for $471 thousand of loans past due 90 or more days still on accrual.
(3)	Includes $270 thousand of loans on nonaccrual status.

	30 - 59	60 - 89	90 or More
	Days	Days	Days	Total	Loans Not
	Past Due (1)	Past Due	Past Due (2)	Past Due	Past Due (3)	Total
Commercial real estate:
Commercial real estate	$0	$30	$922	$952	$54,557	$55,509
Secured by farmland	0	0	0	0	11,628	11,628
Construction and land development	856	0	396	1,252	3,566	4,818
Commercial:
Commercial and industrial	37	0	597	634	29,581	30,215
Agricultural production	0	0	0	0	3,781	3,781
Residential real estate:
One-to-four family	245	297	572	1,114	55,094	56,208
Multifamily	0	0	0	0	17,001	17,001
Construction and land development	0	0	0	0	681	681
Home equity	0	0	382	382	29,906	30,288
Consumer:
Auto:
Direct	1	0	0	1	3,896	3,897
Indirect	17	0	0	17	2,804	2,821
Other	14	0	0	14	966	980

	$1,170	$327	$2,869	$4,366	$213,461	$217,827

(1)	Includes $856 thousand of loans on nonaccrual status.
(2)	All loans are nonaccrual status except for $181 thousand of loans past due 90 or more days still on accrual.
(3)	Includes $292 thousand of loans on nonaccrual status.

Summary of risk category of loans

		Special
	Pass	Mention	Substandard	Doubtful	Total
Commercial real estate:
Commercial real estate	$54,057	$1,891	$3,512	$0	$59,460
Secured by farmland	23,218	0	0	0	23,218
Construction and land development	7,854	190	624	0	8,668
Commercial:
Commercial and industrial	34,827	929	1,510	0	37,266
Agricultural production	12,209	0	0	0	12,209
Residential real estate:
One-to-four family	0	18	43	0	61

	$132,165	$3,028	$5,689	$0	$140,882

As of December 31, 2011, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
Commercial real estate:
Commercial real estate	$50,080	$2,229	$3,200	$0	$55,509
Secured by farmland	11,628	0	0	0	11,628
Construction and land development	2,729	196	1,893	0	4,818
Commercial:
Commercial and industrial	25,965	2,442	1,808	0	30,215
Agricultural production	3,781	0	0	0	3,781
Residential real estate:
One-to-four family	0	20	341	0	361

	$94,183	$4,887	$7,242	$0	$106,312

Recorded investment in residential and consumer loans based on payment activity

	Consumer			Residential Real Estate
						One-to-four	Home
	Direct	Indirect	Other	Construction	Multifamily	Family	Equity	Total
Performing	$5,457	$1,124	$1,783	$958	$18,650	$68,793	$31,499	$128,264
Nonperforming	2	0	0	0	0	491	0	493

	$5,459	$1,124	$1,783	$958	$18,650	$69,284	$31,499	$128,757

The following table presents the recorded investment in residential and consumer loans based on payment activity as of December 31, 2011:

	Consumer			Residential Real Estate
						One-to-four	Home
	Direct	Indirect	Other	Construction	Multifamily	Family	Equity	Total
Performing	$3,897	$2,821	$980	$681	$17,001	$55,275	$29,906	$110,561
Nonperforming	0	0	0	0	0	572	382	954

	$3,897	$2,821	$980	$681	$17,001	$55,847	$30,288	$111,515

Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Loans / Loan Servicing / Loan Commitments and Other Related Activities [Abstract]
Mortgage loans serviced for others

	2012	2011
Mortgage loan portfolios serviced for:
FHLMC	$22,623	$16,373

Summary of mortgage servicing rights

	2012	2011	2010
Servicing rights:
Beginning of year	$47	$76	$115
Additions	112	4	5
Amortized to expense	(35)	(33)	(44)

End of year	$124	$47	$76

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Year-end premises and equipment

	2012	2011
Land	$1,758	$1,758
Buildings	11,914	11,893
Furniture, fixtures and equipment	5,319	5,242

	18,991	18,893
Less: Accumulated depreciation	(7,548)	(6,720)

	$11,443	12,173

Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Owned [Abstract]
Summary of real estate owned activity

	2012	2011	2010
Beginning balance	$18	$58	$104
Loans transferred to real estate owned	1,222	54	91
Capitalized expenditures	55	0	0
Sales of real estate owned	(435)	(94)	(137)

End of year	$860	$18	$58

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits / Federal Home Loan Bank Advances / Regulatory Capital Matters [Abstract]
Deposits

	2012	2011
Demand, noninterest-bearing	$78,990	$70,810
Demand, interest-bearing	163,852	154,410
Savings	62,053	55,781
Time, $100,000 and over	18,950	15,305
Time, other	43,224	44,358

	$367,069	$340,664

A summary of time deposits by maturities

2013	$34,180
2014	18,298
2015	5,045
2016	4,588
2017	63

$62,174

Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Deposits / Federal Home Loan Bank Advances / Regulatory Capital Matters [Abstract]
Advances from the Federal Home Loan Bank

	2012	2011
Maturities in 2012, fixed rate at 2.00%	$0	$3,000
Maturities in 2014, fixed rate at 2.86% to 2.88%	5,000	5,000

	$5,000	$8,000

Required payments over the next years

2014	2.86% to 2.88%	$5,000

Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Repurchase Agreement [Abstract]
Repurchase agreements

	2012	2011	2010
Average balance during the year	$11,604	$9,071	$8,032
Average interest rate during the year	0.15%	0.15%	0.15%
Maximum month-end balance during the year	$18,633	$11,114	$12,083
Weighted average rate at year-end	0.15%	0.15%	0.15%

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of components of deferred taxes

	2012	2011
Deferred tax assets:
Bad debts	$996	$915
Deferred compensation	361	348
FHLMC preferred stock impairment loss	151	151
Nonaccrual loan interest income	87	112
Deferred loan fees	84	165
Stock-based compensation	67	43
Accrued bonus	37	23
Deferred income	33	33
Real estate owned write-down	0	38

Total	$1,816	$1,831
Deferred tax liabilities:
Unrealized security gains, net	$2,035	$1,876
Depreciation	829	911
Federal Home Loan Bank stock dividends	542	542
Purchase accounting adjustments	64	66
Mortgage servicing rights	45	26
Prepaid expenses	14	9
Partnership income	0	3

Total	3,529	3,433

Net deferred tax liability	$(1,713)	$(1,602)

Schedule of components of income tax expense

	2012	2011	2010
Current	$599	$419	$(24)
Deferred	(48)	25	95

	$551	$444	$71

Schedule of reconciliation of income tax at federal statutory rate to effective rate of tax on financial statements

	2012		2011		2010
	Rate	Amount	Rate	Amount	Rate	Amount
Tax at federal statutory rate	34%	$1,143	34%	$1,039	34%	$475
Tax-exempt income	(17)	(580)	(17)	(513)	(29)	(399)
Other	0	(12)	(2)	(82)	0	(5)

Income tax expense	17%	$551	15%	$444	5%	$71

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Loans to principal officers, directors, and their affiliates

Beginning balance	$2,148
Effect of changes in composition of related parties	120
New loans	113
Repayments	(1,036)

Ending balance	$1,345

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Fair Value assumptions and Option Grants

	2012	2010
Fair value of options granted	$1.77	$2.53
Risk-free interest rate	1.39%	1.49%
Expected term (years)	7.0	6.5
Expected stock price volatility	16.40%	24.67%
Dividend yield	2.27%	2.42%

Activity in the stock option plan

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at beginning of year	84,500	$15.70
Granted	58,000	14.10
Exercised	(1,500)	13.22
Forfeited or expired	(9,800)	14.88

Outstanding at end of year	131,200	$15.06	7.6	$131

Fully expected to vest	82,800	$14.19	7.7	$102

Exercisable at end of year	48,400	$16.56	6.2	$29

Exercise of stock options

2012
Intrinsic value of options exercised	$3
Cash received from option exercises	20
Tax benefit (deficit) realized from option exercises	(1)

Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2012
Deposits / Federal Home Loan Bank Advances / Regulatory Capital Matters [Abstract]
Actual and required capital amounts and ratios for the Bank

					To Be Well
			Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital to risk weighted assets	$36,989	12.53%	$23,626	8.00%	$29,532	10.00%
Tier 1 capital to risk weighted assets	33,589	11.37%	11,813	4.00%	17,719	6.00%
Tier 1 capital to average assets	33,589	7.59%	17,713	4.00%	22,142	5.00%

					To Be Well
			Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total capital to risk weighted assets	$34,367	13.85%	$19,847	8.00%	$24,809	10.00%
Tier 1 capital to risk weighted assets	31,256	12.60%	9,923	4.00%	14,885	6.00%
Tier 1 capital to average assets	31,256	7.78%	16,069	4.00%	20,086	5.00%

Loan Commitments and Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2012
Loans / Loan Servicing / Loan Commitments and Other Related Activities [Abstract]
Contractual amounts of financial instruments

	2012	2011
Commitments to make loans	$6,996	$3,376
Unused lines of credit	61,592	46,862
Overdraft protection	12,264	11,664
Letters of credit	288	266

Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements
	At December 31, 2012 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities available for sale:
U.S. Government and federal agency	$0	$1,802	$0
State and municipal	0	55,179	0
Mortgage-backed securities—residential	0	64,638	0
Equity securities	31	0	0
Interest rate swaps	0	29	0

Fair Value Measurements
At December 31, 2012 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Interest rate swaps	$0	$29	$0

	Fair Value Measurements
	At December 31, 2011 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities available for sale:
U.S. Government and federal agency	$0	$2,446	$0
State and municipal	0	53,937	3,486
Mortgage-backed securities—residential	0	90,270	16
Equity securities	20	0	0
Interest rate swaps	0	46	0

Fair Value Measurements
At December 31, 2011 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Interest rate swaps	$0	$46	$0

Reconciliation of all assets measured at fair value on a recurring basis

	2012	2011
Beginning Balance	$3,502	$320
State and Municipal:
Purchases	0	2,588
Maturities	(2,984)	0
Transfers from Level 2 to Level 3	0	898
Transfers from Level 3 to Level 2	(502)	(300)
Mortgage-backed securities:
Principal repayments	(3)	(4)
Transfers from Level 3 to Level 2	(13)	0

Ending balance	$0	$3,502

Assets and liabilities measured at fair value on a non-recurring basis

	Fair Value Measurements
	At December 31, 2012 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans:
Commercial	$0	$0	$0
Commercial and land development	0	0	10
One-to-four family	0	0	0
Other real estate owned	0	0	0
Loan servicing rights	0	0	0

	Fair Value Measurements
	At December 31, 2011 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans:
Commercial	$0	$0	$417
Commercial and land development	0	0	974
One-to-four family	0	0	92
Other real estate owned	0	0	18
Loan servicing rights	0	0	47

Quantitative information about fair value measurements of financial instruments

				Range
		Valuation	Unobservable	(Weighted
	Fair value	Technique(s)	Input(s)	Average)
Impaired loans – Commercial and land development	$10	Sales comparison approach	Adjustment for differences between comparable sales	30%

Carrying amount and estimated fair values of financial instruments

	Carrying
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$27,624	$27,624	$0	$0	$27,624
Securities available for sale	121,650	31	121,619	0	121,650
Restricted equity securities	3,221	na	na	na	na
Loans, net	265,539	0	0	267,080	267,080
Loans held for sale	171	0	171	0	171
Accrued interest receivable	1,426	0	704	722	1,426
Interest rate swaps	29	0	29	0	29
Financial liabilities
Deposits	$367,069	$304,895	$62,749	$0	$367,644
Short-term borrowings	18,633	0	18,633	0	18,633
Federal Home Loan Bank advances	5,000	0	5,182	0	5,182
Accrued interest payable	206	35	171	0	206
Interest rate swaps	29	0	29	0	29

December 31, 2011	Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$15,213	$15,213
Time deposits with other financial institutions	246	246
Securities available for sale	150,175	150,175
Restricted equity securities	3,220	na
Loans, net	213,952	215,490
Accrued interest receivable	1,404	1,404
Interest rate swaps	46	46

	Carrying	Fair
	Amount	Value
Financial liabilities
Deposits	$340,664	$341,356
Short-term borrowings	10,168	10,168
Federal Home Loan Bank advances	8,000	8,299
Accrued interest payable	219	219
Interest rate swaps	46	46

Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives [Abstract]
Schedule of interest rate swaps not designated as hedges and interest rate swaps

	2012	2011
Notional amount	$1,358	$1,423
Weighted average receive rate	5.33%	5.33%
Weighted average pay rate	3.47%	3.31%
Weighted average maturity (years)	1.0	2.0
Fair value of interest-rate swap	$29	$46

Summary information about the interest-rate swaps between the Corporation and outside parties is as follows:

	2012	2011
Notional amount	$1,358	$1,423
Weighted average pay rate	5.33%	5.33%
Weighted average receive rate	3.47%	3.31%
Weighted average maturity (years)	1.0	2.0
Fair value of interest-rate swap	$(29)	$(46)

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Summary of the accumulated other comprehensive income balances net of tax

	Balance at	Current	Balance at
	December 31,	Year	December 31,
	2011	Change	2012
Unrealized gains on securities
Available for sale	$3,643	$306	$3,949

Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Parent Company Only Condensed Financial Information [Abstract]
Condensed Balance Sheets

	December 31,
	2012	2011
ASSETS
Cash and cash equivalents	$510	$520
Investment in bank subsidiary	42,278	39,645
Investment in real estate subsidiary	2,393	2,466
Securities available for sale	31	20
Other assets	304	271

Total assets	$45,516	$42,922

LIABILITIES AND SHAREHOLDERS’ EQUITY
Dividends payable	$178	$177
Other Liabilities	17	0
Shareholders’ equity	45,321	42,745

Total liabilities and shareholders’ equity	$45,516	$42,922

Condensed Statements of Income and Comprehensive Income

	Years ended December 31,
	2012	2011	2010
INCOME
Dividends from bank subsidiary	$600	$0	$0
Dividends from real estate subsidiary	90	0	0

Total income	690	0	0
EXPENSES
Miscellaneous expense	(101)	(60)	(48)

Income (loss) before income tax benefit and undistributed subsidiary income	589	(60)	(48)
Income tax benefit	34	21	16
Undistributed equity in net income of bank subsidiary	2,261	2,652	1,385
Undistributed equity in (distributions in excess of) net income (loss) of real estate subsidiary	(73)	(1)	(28)

Net income	$2,811	$2,612	$1,325

Comprehensive income	$3,117	$4,332	$761

Condensed Statements of Cash Flows

	Years ended December 31,
	2012	2011	2010
Cash flows from operating activities
Net income	$2,811	$2,612	$1,325
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of bank subsidiary	(2,261)	(2,652)	(1,385)
Equity in undistributed net loss of real estate subsidiary	0	1	28
Distributions in excess of net income of real estate subsidiary	73	0	0
Change in other assets and liabilities	58	76	(16)

Net cash from operating activities	681	37	(48)
Cash flows from investing activities
Investment in real estate subsidiary	0	(125)	(2,370)

Net cash from investing activities	0	(125)	(2,370)
Cash flows from financing activities
Proceeds from the exercise of stock options	20	0	0
Dividends paid	(711)	(706)	(706)

Net cash from financing activities	(691)	(706)	(706)

Net change in cash	(10)	(794)	(3,124)
Beginning cash and cash equivalents	520	1,314	4,438

Ending cash and cash equivalents	$510	$520	$1,314

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Maturity of cash and deposits with other banks	90 days
Maturity period of interest bearing deposits	8 months
Real estate construction and Commercial loans discontinued	90 days
Consumer loans past due	120 days
Accrual loans and loans past due	90 days
Commercial and commercial real estate loans	$ 250
Servicing assets of the Corporation	124	47
Servicing fees	67	92	76
Income tax benefit	50.00%
Stock options excluded from computing of diluted earnings per common share	96,000	84,500	89,000
Cash on hand or on deposit with the Federal Reserve Bank	100	100
Period of discontinuation of interest on loan	90 days
Valuation allowance impairment against servicing assets	0	0	0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Aggregate total borrowing exceeds	$ 250
Buildings and related components [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Useful lives	39 years
Buildings and related components [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Useful lives	7 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Useful lives	7 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Useful lives	3 years

Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value of Securities
Amortized Cost	$ 115,666	$ 144,656
Gross Unrealized Gains	6,012	5,668
Gross Unrealized Losses	(28)	(149)
Fair Value	121,650	150,175
U.S. Treasury and federal agency [Member]
Fair value of Securities
Amortized Cost	1,794	2,430
Gross Unrealized Gains	8	16
Gross Unrealized Losses	0	0
Fair Value	1,802	2,446
State and municipal [Member]
Fair value of Securities
Amortized Cost	50,946	53,841
Gross Unrealized Gains	4,241	3,592
Gross Unrealized Losses	(8)	(10)
Fair Value	55,179	57,423
Mortgage-backed - residential [Member]
Fair value of Securities
Amortized Cost	62,903	88,362
Gross Unrealized Gains	1,755	2,060
Gross Unrealized Losses	(20)	(136)
Fair Value	64,638	90,286
Equity securities [Member]
Fair value of Securities
Amortized Cost	23	23
Gross Unrealized Gains	8	0
Gross Unrealized Losses	0	(3)
Fair Value	$ 31	$ 20

Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available for sale Securities
Proceeds	$ 0	$ 14,980	$ 18,775
Gross gains	0	216	679
Gross losses	0	(2)	(26)
Gross gains from calls	$ 0	$ 0	$ 8

Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fair value of held to maturity securities
Amortized Cost	$ 115,666
Fair Value	121,650
Due in one year or less [Member]
Fair value of held to maturity securities
Amortized Cost	1,340
Fair Value	1,351
Due from one to five years [Member]
Fair value of held to maturity securities
Amortized Cost	4,674
Fair Value	4,862
Due from five to ten years [Member]
Fair value of held to maturity securities
Amortized Cost	21,008
Fair Value	22,902
Due after ten years [Member]
Fair value of held to maturity securities
Amortized Cost	25,718
Fair Value	27,866
Mortgage-backed - residential [Member]
Fair value of held to maturity securities
Amortized Cost	62,903
Fair Value	64,638
Equity securities [Member]
Fair value of held to maturity securities
Amortized Cost	23
Fair Value	$ 31

Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Unrealized losses of securities
Fair value	$ 4,097	$ 23,916
Unrealized Loss	(28)	(149)
Less than 12 months [Member]
Unrealized losses of securities
Fair value	4,097	23,025
Unrealized Loss	(28)	(142)
12 months or more [Member]
Unrealized losses of securities
Fair value	0	891
Unrealized Loss	0	(7)
State and municipal [Member]
Unrealized losses of securities
Fair value	1,325	1,257
Unrealized Loss	(8)	(10)
State and municipal [Member] | Less than 12 months [Member]
Unrealized losses of securities
Fair value	1,352	366
Unrealized Loss	(8)	(3)
State and municipal [Member] | 12 months or more [Member]
Unrealized losses of securities
Fair value	0	891
Unrealized Loss	0	(7)
Mortgage-backed - residential [Member]
Unrealized losses of securities
Fair value	2,772	22,639
Unrealized Loss	(20)	(136)
Mortgage-backed - residential [Member] | Less than 12 months [Member]
Unrealized losses of securities
Fair value	2,772	22,639
Unrealized Loss	(20)	(136)
Mortgage-backed - residential [Member] | 12 months or more [Member]
Unrealized losses of securities
Fair value	0	0
Unrealized Loss	0	0
Equity [Member]
Unrealized losses of securities
Fair value		20
Unrealized Loss		(3)
Equity [Member] | Less than 12 months [Member]
Unrealized losses of securities
Fair value		20
Unrealized Loss		(3)
Equity [Member] | 12 months or more [Member]
Unrealized losses of securities
Fair value		0
Unrealized Loss		$ 0

Securities (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value of Preferred stock	$ 23
Securities (Textual) [Abstract]
The tax provision related to net realized gains and losses	0	73	225
Fair value of pledged securities	66,528	63,941
Securities held by one issuer	0	0
Share holdings of U.S. government and its agencies	Greater than 10%	Greater than 10%
FHLMC [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value of Preferred stock	$ 31	$ 20

Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans at year end
Loans and Leases Receivable, Gross	$ 269,076	$ 217,494
Unearned and deferred income	(137)	(379)
Allowance for loan losses	(3,400)	(3,163)	(2,585)	(2,906)
Loans and leases receivable, net amount	265,539	213,952
Commercial real estate [Member] | Commercial real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	59,484	55,520
Secured by farm land [Member] | Commercial real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	23,161	11,609
Construction and Land Development [Member] | Commercial real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	8,682	4,822
Construction and Land Development [Member] | Residential real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	959	683
Commercial and industrial [Member] | Commercial [Member]
Loans at year end
Loans and Leases Receivable, Gross	37,138	30,165
Agricultural production [Member] | Commercial [Member]
Loans at year end
Loans and Leases Receivable, Gross	12,107	3,721
One-to-four Family [Member] | Residential real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	69,364	56,261
Multifamily [Member] | Residential real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	18,660	17,041
Home Equity [Member] | Residential real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	31,218	30,086
Auto Direct [Member] | Consumer [Member]
Loans at year end
Loans and Leases Receivable, Gross	5,436	3,866
Auto Indirect [Member] | Consumer [Member]
Loans at year end
Loans and Leases Receivable, Gross	1,087	2,740
Other [Member] | Consumer [Member]
Loans at year end
Loans and Leases Receivable, Gross	$ 1,780	$ 980

Loans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Activity in the allowance for loan losses by portfolio segment
Beginning balance	$ 3,163	$ 2,585
Provision for loan losses	1,374	600
Loans charged-off	(1,189)	(71)
Recoveries	52	49
Ending balance	3,400	3,163
Commercial [Member]
Activity in the allowance for loan losses by portfolio segment
Beginning balance	856	460
Provision for loan losses	342	371
Loans charged-off	(282)	0
Recoveries	10	25
Ending balance	926	856
Residential real estate [Member]
Activity in the allowance for loan losses by portfolio segment
Beginning balance	721	675
Provision for loan losses	108	74
Loans charged-off	(250)	(28)
Recoveries	5	0
Ending balance	584	721
Home Equity [Member]
Activity in the allowance for loan losses by portfolio segment
Beginning balance	66	100
Provision for loan losses	81	(9)
Loans charged-off	(91)	(26)
Recoveries	9	1
Ending balance	65	66
Consumer [Member]
Activity in the allowance for loan losses by portfolio segment
Beginning balance	40	53
Provision for loan losses	6	(18)
Loans charged-off	(41)	(17)
Recoveries	27	22
Ending balance	32	40
Unallocated [Member]
Activity in the allowance for loan losses by portfolio segment
Beginning balance	0	30
Provision for loan losses	0	(30)
Loans charged-off	0	0
Recoveries	0	0
Ending balance	0	0
Commercial real estate [Member]
Activity in the allowance for loan losses by portfolio segment
Beginning balance	1,480	1,267
Provision for loan losses	837	212
Loans charged-off	(525)	0
Recoveries	1	1
Ending balance	$ 1,793	$ 1,480

Loans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowances for loan losses activity
Beginning balance	$ 3,163	$ 2,585	$ 2,906
Provision for loan losses	1,374	600	2,229
Loans charged-off	(1,189)	(71)	(2,576)
Recoveries	52	49	26
Ending balance	$ 3,400	$ 3,163	$ 2,585

Loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 33	$ 516
Collectively evaluated for impairment	3,367	2,647
Total ending allowance balance	3,400	3,163	2,585
Recorded investment in loans:
Loans individually evaluated for impairment	1,541	3,337
Loans collectively evaluated for impairment	268,098	214,490
Total ending loans balance	269,639	217,827
Commercial [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	151
Collectively evaluated for impairment	926	705
Total ending allowance balance	926	856	460
Recorded investment in loans:
Loans individually evaluated for impairment	20	597
Loans collectively evaluated for impairment	49,455	33,399
Total ending loans balance	49,475	33,996
Residential real estate [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	182
Collectively evaluated for impairment	584	539
Total ending allowance balance	584	721	675
Recorded investment in loans:
Loans individually evaluated for impairment	43	320
Loans collectively evaluated for impairment	88,910	73,570
Total ending loans balance	88,953	73,890
Home Equity [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	65	66
Total ending allowance balance	65	66	100
Recorded investment in loans:
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	31,499	30,288
Total ending loans balance	31,499	30,288
Consumer [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	32	40
Total ending allowance balance	32	40	53
Recorded investment in loans:
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	8,366	7,698
Total ending loans balance	8,366	7,698
Unallocated [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total ending allowance balance	0	0	30
Recorded investment in loans:
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	0	0
Total ending loans balance	0	0
Commercial real estate [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	33	183
Collectively evaluated for impairment	1,760	1,297
Total ending allowance balance	1,793	1,480	1,267
Recorded investment in loans:
Loans individually evaluated for impairment	1,478	2,420
Loans collectively evaluated for impairment	89,868	69,535
Total ending loans balance	$ 91,346	$ 71,955

Loans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
With an allowance recorded:
Unpaid Principal Balance, Total	$ 1,638	$ 3,337
Recorded Investment, Total	269,639	217,827
Allowance for Loan Losses Allocated, Total	33	516
Average Recorded Investment, Total	2,284	4,123
Commercial real estate [Member]
With an allowance recorded:
Recorded Investment, Total	91,346	71,955
Commercial real estate [Member] | Commercial real estate [Member]
With no related allowance recorded:
With no related allowance recorded, Unpaid Principal Balance	378	406
With no related allowance recorded, Recorded Investment	378	406
With no related allowance recorded, Allowance for Loan Losses Allocated	0	0
With no related allowance recorded, Average Recorded Investment	389	426
With an allowance recorded:
With an allowance recorded, Unpaid Principal Balance		762
With an allowance recorded, Recorded Investment		762
With an allowance recorded, Allowance for Loan Losses Allocated		183
With an allowance recorded, Average Recorded Investment		902
Commercial real estate [Member] | Construction and Land Development [Member]
With no related allowance recorded:
With no related allowance recorded, Unpaid Principal Balance	1,154	1,252
With no related allowance recorded, Recorded Investment	1,057	1,252
With no related allowance recorded, Allowance for Loan Losses Allocated	0	0
With no related allowance recorded, Average Recorded Investment	1,375	1,923
With an allowance recorded:
With an allowance recorded, Unpaid Principal Balance	43
With an allowance recorded, Recorded Investment	43
With an allowance recorded, Allowance for Loan Losses Allocated	33
With an allowance recorded, Average Recorded Investment	43
Commercial real estate [Member] | Commercial and industrial [Member]
With an allowance recorded:
With an allowance recorded, Unpaid Principal Balance	0	568
With an allowance recorded, Recorded Investment	0	568
With an allowance recorded, Allowance for Loan Losses Allocated	0	151
With an allowance recorded, Average Recorded Investment	0	509
Commercial [Member] | Commercial and industrial [Member]
With no related allowance recorded:
With no related allowance recorded, Unpaid Principal Balance	20	29
With no related allowance recorded, Recorded Investment	20	29
With no related allowance recorded, Allowance for Loan Losses Allocated	0	0
With no related allowance recorded, Average Recorded Investment	433	31
Residential real estate [Member] | One-to-four Family [Member]
With no related allowance recorded:
With no related allowance recorded, Unpaid Principal Balance	43	46
With no related allowance recorded, Recorded Investment	43	46
With no related allowance recorded, Allowance for Loan Losses Allocated	0	0
With no related allowance recorded, Average Recorded Investment	44	49
With an allowance recorded:
With an allowance recorded, Unpaid Principal Balance		274
With an allowance recorded, Recorded Investment		274
With an allowance recorded, Allowance for Loan Losses Allocated		182
With an allowance recorded, Average Recorded Investment		$ 283

Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recorded investment in nonaccrual and loans past due
Nonaccrual	$ 733	$ 3,836
Loans Past Due 90 or More Days Still Accruing	471	181
Auto Direct [Member]
Recorded investment in nonaccrual and loans past due
Nonaccrual	0	0
Loans Past Due 90 or More Days Still Accruing	2	0
Commercial real estate [Member] | Commercial real estate [Member]
Recorded investment in nonaccrual and loans past due
Nonaccrual	421	1,168
Loans Past Due 90 or More Days Still Accruing	0	0
Commercial real estate [Member] | Construction and Land Development [Member]
Recorded investment in nonaccrual and loans past due
Nonaccrual	249	1,252
Loans Past Due 90 or More Days Still Accruing	0	0
Commercial [Member] | Commercial and industrial [Member]
Recorded investment in nonaccrual and loans past due
Nonaccrual	20	596
Loans Past Due 90 or More Days Still Accruing	0	0
Residential real estate [Member] | One-to-four Family [Member]
Recorded investment in nonaccrual and loans past due
Nonaccrual	43	438
Loans Past Due 90 or More Days Still Accruing	469	181
Residential real estate [Member] | Home Equity [Member]
Recorded investment in nonaccrual and loans past due
Nonaccrual	0	382
Loans Past Due 90 or More Days Still Accruing	$ 0	$ 0

Loans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recorded investment in past due loans
30-59 Days Past Due	$ 466	$ 1,170
60-89 Days Past Due	267	327
90 or More Days Past Due	717	2,869
Total Past Due	1,450	4,366
Loans Not Past Due	268,189	213,461
Total	269,639	217,827
Commercial real estate [Member] | Commercial real estate [Member]
Recorded investment in past due loans
30-59 Days Past Due	38	0
60-89 Days Past Due	217	30
90 or More Days Past Due	204	922
Total Past Due	459	952
Loans Not Past Due	59,001	54,557
Total	59,460	55,509
Commercial real estate [Member] | Secured by farm land [Member]
Recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 or More Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	23,218	11,628
Total	23,218	11,628
Commercial real estate [Member] | Construction and Land Development [Member]
Recorded investment in past due loans
30-59 Days Past Due	0	856
60-89 Days Past Due	0	0
90 or More Days Past Due	0	396
Total Past Due	0	1,252
Loans Not Past Due	8,668	3,566
Total	8,668	4,818
Commercial [Member] | Commercial and industrial [Member]
Recorded investment in past due loans
30-59 Days Past Due	156	37
60-89 Days Past Due	0	0
90 or More Days Past Due	20	597
Total Past Due	176	634
Loans Not Past Due	37,090	29,581
Total	37,266	30,215
Commercial [Member] | Agricultural production [Member]
Recorded investment in past due loans
30-59 Days Past Due	9	0
60-89 Days Past Due	0	0
90 or More Days Past Due	0	0
Total Past Due	9	0
Loans Not Past Due	12,200	3,781
Total	12,209	3,781
Residential real estate [Member] | Construction and Land Development [Member]
Recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 or More Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	958	681
Total	958	681
Residential real estate [Member] | One-to-four Family [Member]
Recorded investment in past due loans
30-59 Days Past Due	191	245
60-89 Days Past Due	0	297
90 or More Days Past Due	491	572
Total Past Due	682	1,114
Loans Not Past Due	68,663	55,094
Total	69,345	56,208
Residential real estate [Member] | Multifamily [Member]
Recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 or More Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	18,650	17,001
Total	18,650	17,001
Residential real estate [Member] | Home Equity [Member]
Recorded investment in past due loans
30-59 Days Past Due	14	0
60-89 Days Past Due	40	0
90 or More Days Past Due	0	382
Total Past Due	54	382
Loans Not Past Due	31,445	29,906
Total	31,499	30,288
Consumer [Member] | Auto Direct [Member]
Recorded investment in past due loans
30-59 Days Past Due	57	1
60-89 Days Past Due	0	0
90 or More Days Past Due	2	0
Total Past Due	59	1
Loans Not Past Due	5,400	3,896
Total	5,459	3,897
Consumer [Member] | Auto Indirect [Member]
Recorded investment in past due loans
30-59 Days Past Due	0	17
60-89 Days Past Due	10	0
90 or More Days Past Due	0	0
Total Past Due	10	17
Loans Not Past Due	1,114	2,804
Total	1,124	2,821
Consumer [Member] | Other [Member]
Recorded investment in past due loans
30-59 Days Past Due	1	14
60-89 Days Past Due	0	0
90 or More Days Past Due	0	0
Total Past Due	1	14
Loans Not Past Due	1,782	966
Total	$ 1,783	$ 980

Loans (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pass [Member]
Summary of risk category of loans
Risk category of loans	$ 132,165	$ 94,183
Special Mention [Member]
Summary of risk category of loans
Risk category of loans	3,028	4,887
Substandard [Member]
Summary of risk category of loans
Risk category of loans	5,689	7,242
Doubtful [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial real estate [Member] | Commercial real estate [Member]
Summary of risk category of loans
Risk category of loans	59,460	55,509
Commercial real estate [Member] | Commercial real estate [Member] | Pass [Member]
Summary of risk category of loans
Risk category of loans	54,057	50,080
Commercial real estate [Member] | Commercial real estate [Member] | Special Mention [Member]
Summary of risk category of loans
Risk category of loans	1,891	2,229
Commercial real estate [Member] | Commercial real estate [Member] | Substandard [Member]
Summary of risk category of loans
Risk category of loans	3,512	3,200
Commercial real estate [Member] | Commercial real estate [Member] | Doubtful [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial real estate [Member] | Secured by farm land [Member]
Summary of risk category of loans
Risk category of loans	23,218	11,628
Commercial real estate [Member] | Secured by farm land [Member] | Pass [Member]
Summary of risk category of loans
Risk category of loans	23,218	11,628
Commercial real estate [Member] | Secured by farm land [Member] | Special Mention [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial real estate [Member] | Secured by farm land [Member] | Substandard [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial real estate [Member] | Secured by farm land [Member] | Doubtful [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial real estate [Member] | Construction and Land Development [Member]
Summary of risk category of loans
Risk category of loans	8,668	4,818
Commercial real estate [Member] | Construction and Land Development [Member] | Pass [Member]
Summary of risk category of loans
Risk category of loans	7,854	2,729
Commercial real estate [Member] | Construction and Land Development [Member] | Special Mention [Member]
Summary of risk category of loans
Risk category of loans	190	196
Commercial real estate [Member] | Construction and Land Development [Member] | Substandard [Member]
Summary of risk category of loans
Risk category of loans	624	1,893
Commercial real estate [Member] | Construction and Land Development [Member] | Doubtful [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial [Member] | Commercial and industrial [Member]
Summary of risk category of loans
Risk category of loans	37,266	30,215
Commercial [Member] | Commercial and industrial [Member] | Pass [Member]
Summary of risk category of loans
Risk category of loans	34,827	25,965
Commercial [Member] | Commercial and industrial [Member] | Special Mention [Member]
Summary of risk category of loans
Risk category of loans	929	2,442
Commercial [Member] | Commercial and industrial [Member] | Substandard [Member]
Summary of risk category of loans
Risk category of loans	1,510	1,808
Commercial [Member] | Commercial and industrial [Member] | Doubtful [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial [Member] | Agricultural production [Member]
Summary of risk category of loans
Risk category of loans	12,209	3,781
Commercial [Member] | Agricultural production [Member] | Pass [Member]
Summary of risk category of loans
Risk category of loans	12,209	3,781
Commercial [Member] | Agricultural production [Member] | Special Mention [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial [Member] | Agricultural production [Member] | Substandard [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial [Member] | Agricultural production [Member] | Doubtful [Member]
Summary of risk category of loans
Risk category of loans	0	0
Residential real estate [Member]
Summary of risk category of loans
Risk category of loans	140,882	106,312
Residential real estate [Member] | One-to-four Family [Member]
Summary of risk category of loans
Risk category of loans	61	361
Residential real estate [Member] | One-to-four Family [Member] | Pass [Member]
Summary of risk category of loans
Risk category of loans	0	0
Residential real estate [Member] | One-to-four Family [Member] | Special Mention [Member]
Summary of risk category of loans
Risk category of loans	18	20
Residential real estate [Member] | One-to-four Family [Member] | Substandard [Member]
Summary of risk category of loans
Risk category of loans	43	341
Residential real estate [Member] | One-to-four Family [Member] | Doubtful [Member]
Summary of risk category of loans
Risk category of loans	$ 0	$ 0

Loans (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	$ 128,757	$ 111,515
Consumer [Member] | Direct [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	5,459	3,897
Consumer [Member] | Indirect [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	1,124	2,821
Consumer [Member] | Other [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	1,783	980
Residential real estate [Member] | Construction [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	958	681
Residential real estate [Member] | Multifamily [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	18,650	17,001
Residential real estate [Member] | One-to-four Family [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	69,284	55,847
Residential real estate [Member] | Home Equity [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	31,499	30,288
Performing [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	128,264	110,561
Performing [Member] | Consumer [Member] | Direct [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	5,457	3,897
Performing [Member] | Consumer [Member] | Indirect [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	1,124	2,821
Performing [Member] | Consumer [Member] | Other [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	1,783	980
Performing [Member] | Residential real estate [Member] | Construction [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	958	681
Performing [Member] | Residential real estate [Member] | Multifamily [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	18,650	17,001
Performing [Member] | Residential real estate [Member] | One-to-four Family [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	68,793	55,275
Performing [Member] | Residential real estate [Member] | Home Equity [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	31,499	29,906
Nonperforming [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	493	954
Nonperforming [Member] | Consumer [Member] | Direct [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	2	0
Nonperforming [Member] | Consumer [Member] | Indirect [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	0	0
Nonperforming [Member] | Consumer [Member] | Other [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	0	0
Nonperforming [Member] | Residential real estate [Member] | Construction [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	0	0
Nonperforming [Member] | Residential real estate [Member] | Multifamily [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	0	0
Nonperforming [Member] | Residential real estate [Member] | One-to-four Family [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	491	572
Nonperforming [Member] | Residential real estate [Member] | Home Equity [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	$ 0	$ 382

Loans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011	Dec. 31, 2010
Loans (Textual) [Abstract]
30-59 Days Past Due loans on nonaccrual status	$ 217,000	$ 856,000
90 or more days past due loans still on accrual	471,000	181,000
Loans on nonaccrual status loans not past due	270,000	292,000
Total number of commercial loans	2
Amount of loans after modifying as troubled debt restructuring	1,082,000		2,517,000
Specific reserves allocated for loans	42,000		300,000
Time period for default in payment of loan	30 days
Loans individually evaluated for impairment	1,541,000	3,337,000
Loans individually evaluated for impairment			3,888,000
Loans modified as troubled debt restructuring	$ 0
Period of default of payment of troubled debt restructuring	12 months

Loan Servicing (Details) (FHLMC [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
FHLMC [Member]
Mortgage loans serviced for others are not reported as assets
FHLMC	$ 22,623	$ 16,373

Loan Servicing (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity for mortgage servicing rights
Beginning of year	$ 47	$ 76	$ 115
Additions	112	4	5
Amortized to expense	(35)	(33)	(44)
End of year	$ 124	$ 47	$ 76

Loan Servicing (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loan Servicing (Textual) [Abstract]
Custodial escrow balances maintained in connection with serviced loans	$ 0	$ 0

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Year-end premises and equipment
Premises and equipment, gross	$ 18,991	$ 18,893
Less: Accumulated depreciation	(7,548)	(6,720)
Premises and equipment, net	11,443	12,173
Land [Member]
Year-end premises and equipment
Premises and equipment, gross	1,758	1,758
Building [Member]
Year-end premises and equipment
Premises and equipment, gross	11,914	11,893
Furniture, fixtures and equipment [Member]
Year-end premises and equipment
Premises and equipment, gross	$ 5,319	$ 5,242

Premises and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment (Textual) [Abstract]
Depreciation expense	$ 895	$ 932	$ 748
Rent expense under operating leases	$ 11	$ 21	$ 37

Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill (Textual) [Abstract]
Goodwill	$ 4,723	$ 4,723

Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of real estate owned activity
Beginning balance	$ 18	$ 58	$ 104
Loans transferred to real estate owned	1,222	54	91
Capitalized expenditures	55	0	0
Sales of real estate owned	(435)	(94)	(137)
End of year	$ 860	$ 18	$ 58

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits
Demand, noninterest-bearing	$ 78,990	$ 70,810
Demand, interest-bearing	163,852	154,410
Savings	62,053	55,781
Time, $100,000 and over	18,950	15,305
Time, other	43,224	44,358
Total deposits	$ 367,069	$ 340,664

Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of time deposits by maturities
2013	$ 34,180
2014	18,298
2015	5,045
2016	4,588
2017	63
Total deposits	$ 367,069	$ 340,664

Federal Home Loan Bank Advances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Advances from the Federal Home Loan Bank
Maturities in 2012, fixed rate at 2.00%	$ 0	$ 3,000
Maturities in 2014, fixed rate at 2.86% to 2.88%	5,000	5,000
Total	$ 5,000	$ 8,000

Federal Home Loan Bank Advances (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
2014 value	$ 5,000	$ 5,000
Maximum [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
2014 in percentage	2.88%
Minimum [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
2014 in percentage	2.86%

Federal Home Loan Bank Advances (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank Advances (Textual) [Abstract]
First mortgage loans	$ 66,324	$ 52,779
Maximum [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Maturities in 2014, fixed rate	2.88%
Maximum [Member] | Maturities in 2014 [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Maturities in 2014, fixed rate	2.88%
Minimum [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Maturities in 2014, fixed rate	2.86%
Minimum [Member] | Maturities in 2013 [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Maturities in 2013, fixed rate	2.00%
Minimum [Member] | Maturities in 2014 [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Maturities in 2014, fixed rate	2.86%

Repurchase Agreement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Repurchase agreements
Average balance during the year	$ 11,604	$ 9,071	$ 8,032
Average interest rate during the year	0.15%	0.15%	0.15%
Maximum month-end balance during the year	$ 18,633	$ 11,114	$ 12,083
Weighted average rate at year-end	0.15%	0.15%	0.15%

Repurchase Agreement (Details Textual)	12 Months Ended
Dec. 31, 2012
Repurchase Agreements (Textual) [Abstract]
Maturity period of Repurchase agreements	30 days

Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Age	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans (Textual) [Abstract]
Total matching discretionary contributions	$ 65	$ 54	$ 57
Percentage of cash payment under Employee Stock	20.00%
Retirement benefit provided to each director	1
Maximum age of getting annual retirement benefit	70
Directors fees until retirement by option of deferring	5
Interest credited	6	8	8
Expense recognized for director retirement and death benefit plan	88	172	79
Deferred directors fee liability	131	164
Liability related to plan	900	849
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock acquisition	500
Expenses	$ 3	$ 1	$ 2

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Bad debts	$ 996	$ 915
Deferred compensation	361	348
FHLMC preferred stock impairment loss	151	151
Nonaccrual loan interest income	87	112
Deferred loan fees	84	165
Stock-based compensation	67	43
Accrued bonus	37	23
Deferred income	33	33
Real estate owned write-down	0	38
Total	1,816	1,831
Deferred tax liabilities:
Unrealized security gains, net	2,035	1,876
Depreciation	829	911
Federal Home Loan Bank stock dividends	542	542
Purchase accounting adjustments	64	66
Mortgage servicing rights	45	26
Prepaid expenses	14	9
Partnership income	0	3
Total	3,529	3,433
Net deferred tax liability	$ (1,713)	$ (1,602)

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of income tax expense
Current	$ 599	$ 419	$ (24)
Deferred	(48)	25	95
Income tax expense	$ 551	$ 444	$ 71

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of reconciliation of income tax at federal statutory rate to effective rate of tax on financial statements
Tax at federal statutory rate	34.00%	34.00%	34.00%
Tax-exempt income	(17.00%)	(17.00%)	(29.00%)
Other	0.00%	(2.00%)	0.00%
Income tax expense, Rate, Total	17.00%	15.00%	5.00%
Tax at federal statutory rate, Amount	$ 1,143	$ 1,039	$ 475
Tax-exempt income, Amount	(580)	(513)	(399)
Other, Amount	(12)	(82)	(5)
Income Tax Expense Total	$ 551	$ 444	$ 71

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textual) [Abstract]
Additional bad debts deductions	$ 1,900,000
Deferred tax liability	(1,713,000)	(1,602,000)
Unrecognized tax benefits or accrued interest and penalties	$ 0	$ 0

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule of Loans to principal officers, directors, and their affiliates
Beginning balance	$ 2,148
Effect of changes in composition of related parties	120
New loans	113
Repayments	(1,036)
Ending Balance	$ 1,345

Related Party Transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions (Textual) [Abstract]
Unused commitments to related parties	$ 2,326	$ 1,729
Related party deposits	5,545	3,697
Fee income	$ 0	$ 4	$ 35

Stock-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Fair Value assumptions and Option Grants
Fair value of options granted	$ 1.77	$ 2.53
Risk-free interest rate	1.39%	1.49%
Expected term (years)	7 years	6 years 6 months
Expected stock price volatility	16.40%	24.67%
Dividend yield	2.27%	2.42%

Stock-Based Compensation (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Activity in the stock option plan
Outstanding at beginning of year, Shares	84,500
Granted, Shares	58,000
Exercised, Shares	(1,500)
Forfeited or expired, Shares	(9,800)
Outstanding at end of year, Shares	131,200
Fully expected to vest, Shares	82,800
Exercisable at end of year, Shares	48,400
Outstanding at beginning of year, Weighted Average Exercise Price	$ 15.7
Granted, Weighted Average Exercise Price	$ 14.1
Exercised, Weighted Average Exercise Price	$ 13.22
Forfeited or expired, Weighted Average Exercise Price	$ 14.88
Outstanding at end of year, Weighted Average Exercise Price	$ 15.06
Fully expected to vest, Weighted Average Exercise Price	$ 14.19
Exercisable at end of year, Weighted Average Exercise Price	$ 16.56
Outstanding at end of year, Weighted Average Remaining Contractual Term	7 years 7 months 6 days
Fully expected to vest, Weighted Average Remaining Contractual Term	7 years 8 months 12 days
Exercisable at end of year, Weighted Average Remaining Contractual Term	6 years 2 months 12 days
Outstanding at end of year, Aggregate Intrinsic Value	$ 131
Fully expected to vest value, Aggregate Intrinsic Value	102
Exercisable at end of year value, Aggregate Intrinsic Value	$ 29

Stock-Based Compensation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Exercise of stock options
Intrinsic value of options exercised	$ 3
Cash received from option exercises	20
Tax benefit (deficit) realized from option exercises	$ (1)

Stock-Based Compensation (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Options Granted One [Member] Installment	Dec. 31, 2012 Stock Options Granted Two [Member] Installment	Dec. 31, 2012 Stock Option Granted Three [Member] Installment	Jan. 03, 2011 Restricted Stock Options Granted One [Member]	Jul. 01, 2011 Restricted Stock Options Granted Two [Member]	Jan. 03, 2012 Restricted Stock Options Granted Three [Member]	Jul. 02, 2012 Restricted Stock Options Granted Four [Member]	Dec. 31, 2012 Maximum [Member]
Stock-Based Compensation (Textual) [Abstract]
Maximum Grant of stock options or restricted stock awards											223,448
Maximum term of vesting period of stock options or restricted stock awards	10 years			10 years	10 years	10 years
Granted options to purchase shares of stock				58,000	43,000	58,000	3,744	3,552	3,330	1,866
Compensation expense related to the awards	$ 74	$ 40	$ 23				$ 50	$ 48	$ 49	$ 28
Outstanding options to purchase shares of stock	131,200	84,500		40,000	35,200	56,000
Exercise price of the options				$ 18.03	$ 13.22	$ 14.1
Options exercised	1,500			0	1,500	0
Vesting period of installments				5 years	5 years	5 years
Number of installments				5	5	5
Stock-Based Compensation (Additional Textual) [Abstract]
Tax benefit (deficit) on exercise of options	25	14	8
Total unrecognized compensation cost related to nonvested stock options granted	$ 79	$ 60	$ 117
Cost expected to be recognized over a weighted-average period	3 years 7 months 6 days

Regulatory Capital Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Actual and required capital amounts and ratios for the Bank
Capital to risk weighted assets, Actual Amount	$ 36,989	$ 34,367
Capital to risk weighted assets, Actual Ratio	12.53%	13.85%
Capital to risk weighted assets, Capital Adequacy Amount	23,626	19,847
Capital to risk weighted assets, Capital Adequacy Ratio	8.00%	8.00%
Capital to risk weighted assets, To Be Well Capitalized Amount	29,532	24,809
Capital to risk weighted assets, To Be Well Capitalized Ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Amount	33,589	31,256
Tier 1 capital to risk weighted assets, Actual Ratio	11.37%	12.60%
Tier 1 capital to risk weighted assets, Capital Adequacy Amount	11,813	9,923
Tier 1 capital to risk weighted assets, Capital Adequacy Ratio	4.00%	4.00%
Tier 1 capital to risk weighted assets to Be Well Capitalized Amount	17,719	14,885
Tier 1 capital to risk weighted assets to Be Well Capitalized Ratio	6.00%	6.00%
Tier 1 capital to average assets, Actual Amount	33,589	31,256
Tier 1 capital to average assets, Actual Ratio	7.59%	7.78%
Tier 1 capital to average assets, Capital Adequacy Amount	17,713	16,069
Tier 1 capital to average assets, Capital Adequacy Ratio	4.00%	4.00%
Tier 1 capital to average assets, To Be Well Capitalized Amount	$ 22,142	$ 20,086
Tier 1 capital to average assets, To Be Well Capitalized Ratio	5.00%	5.00%

Regulatory Capital Matters (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Regulatory Capital Matters (Textual) [Abstract]
Dividends Paid to the Holding Corporation	$ 6,298

Loan Commitments and Other Related Activities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to make loans [Member]
Contractual amounts of financial instruments
Contractual amounts of financial instruments with off-balance-sheet risk	$ 6,996	$ 3,376
Unused lines of Credit [Member]
Contractual amounts of financial instruments
Contractual amounts of financial instruments with off-balance-sheet risk	61,592	46,862
Overdraft protection [Member]
Contractual amounts of financial instruments
Contractual amounts of financial instruments with off-balance-sheet risk	12,264	11,664
Letter of Credit [Member]
Contractual amounts of financial instruments
Contractual amounts of financial instruments with off-balance-sheet risk	$ 288	$ 266

Loan Commitments and Other Related Activities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loan Commitments and Other Related Activities (Textual) [Abstract]
Unused Line Of Credit Facility Fixed Interest Rate Percentage Minimum	3.75%	5.00%
Unused Line Of Credit Facility Fixed Interest Rate Percentage Maximum	7.50%	6.75%
Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts of financial instruments with off-balance-sheet risk	61,592	46,862
Overdraft protection [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts of financial instruments with off-balance-sheet risk	12,264	11,664
Fixed Rate Commitments [Member] | Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts of financial instruments with off-balance-sheet risk	1,992	2,256
Variable Rate Commitments [Member] | Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts of financial instruments with off-balance-sheet risk	66,884	48,248

Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Available for sale securities	$ 121,650
Interest rate swaps	29
Liabilities:
Interest rate swaps	29
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available for sale securities	31
Interest rate swaps	0
Liabilities:
Interest rate swaps	0
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Available for sale securities	121,619
Interest rate swaps	29
Liabilities:
Interest rate swaps	29
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available for sale securities	0
Interest rate swaps	0
Liabilities:
Interest rate swaps	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Interest rate swaps	0	0
Liabilities:
Interest rate swaps	0	0
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Interest rate swaps	29	46
Liabilities:
Interest rate swaps	29	46
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Interest rate swaps	0	0
Liabilities:
Interest rate swaps	0	0
Fair Value Measurements Recurring [Member] | U.S. Government and federal agency [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available for sale securities	0	0
Fair Value Measurements Recurring [Member] | U.S. Government and federal agency [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Available for sale securities	1,802	2,446
Fair Value Measurements Recurring [Member] | U.S. Government and federal agency [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available for sale securities	0	0
Fair Value Measurements Recurring [Member] | State and municipal [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available for sale securities	0	0
Fair Value Measurements Recurring [Member] | State and municipal [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Available for sale securities	55,179	53,937
Fair Value Measurements Recurring [Member] | State and municipal [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available for sale securities	0	3,486
Fair Value Measurements Recurring [Member] | Mortgage-backed - securities residential [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available for sale securities	0	0
Fair Value Measurements Recurring [Member] | Mortgage-backed - securities residential [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Available for sale securities	64,638	90,270
Fair Value Measurements Recurring [Member] | Mortgage-backed - securities residential [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available for sale securities	0	16
Fair Value Measurements Recurring [Member] | Equity securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available for sale securities	31	20
Fair Value Measurements Recurring [Member] | Equity securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Available for sale securities	0	0
Fair Value Measurements Recurring [Member] | Equity securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available for sale securities	$ 0	$ 0

Fair Value (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 State and municipal [Member]	Dec. 31, 2011 State and municipal [Member]	Dec. 31, 2012 Mortgage-backed - residential [Member]	Dec. 31, 2011 Mortgage-backed - residential [Member]
Reconciliation of all Assets Measured at Fair Value on a Recurring Basis
Beginning Balance	$ 0	$ 3,502	$ 320
State and Municipal:
Purchases				0	2,588
Maturities				(2,984)	0
Transfers from Level 2 to Level 3				0	898
Transfers from Level 3 to Level 2				(502)	(300)	(13)	0
Mortgage Backed Securities:
Principal repayments						(3)	(4)
Transfers from Level 3 to Level 2				(502)	(300)	(13)	0
Ending balance	$ 0	$ 3,502	$ 320

Fair Value (Details 2) (Fair Value Measurements Non-Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commercial [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Impaired loans	$ 0	$ 0
Commercial [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Impaired loans	0	0
Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Impaired loans	0	417
Commercial and land development [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Impaired loans	0	0
Commercial and land development [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Impaired loans	0	0
Commercial and land development [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Impaired loans	10	974
One-to-four family [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Impaired loans	0	0
One-to-four family [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Impaired loans	0	0
One-to-four family [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Impaired loans	0	92
Other real estate owned [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Impaired loans	0	0
Other real estate owned [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Impaired loans	0	0
Other real estate owned [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Impaired loans	0	18
Loan servicing rights [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Impaired loans	0	0
Loan servicing rights [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Impaired loans	0	0
Loan servicing rights [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Impaired loans	$ 0	$ 47

Fair Value (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financial instruments measured at fair value on a non-recurring basis
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustment for differences between comparable sales
Commercial and land development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	10
Range (Weighted Average)	30.00%

Fair Value (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Cash and cash equivalents	$ 27,624
Securities available for sale	121,650
Loans, net	267,080
Loans held for sale	171
Accrued interest receivable	1,426
Interest rate swaps	29
Financial liabilities
Deposits	367,644
Short-term borrowings	18,633
Federal Home Loan Bank advances	5,182
Accrued interest payable	206
Interest rate swaps	29
Level 1 [Member]
Financial assets
Cash and cash equivalents	27,624
Securities available for sale	31
Loans, net	0
Loans held for sale	0
Accrued interest receivable	0
Interest rate swaps	0
Financial liabilities
Deposits	304,895
Short-term borrowings	0
Federal Home Loan Bank advances	0
Accrued interest payable	35
Interest rate swaps	0
Level 2 [Member]
Financial assets
Cash and cash equivalents	0
Securities available for sale	121,619
Loans, net	0
Loans held for sale	171
Accrued interest receivable	704
Interest rate swaps	29
Financial liabilities
Deposits	62,749
Short-term borrowings	18,633
Federal Home Loan Bank advances	5,182
Accrued interest payable	171
Interest rate swaps	29
Level 3 [Member]
Financial assets
Cash and cash equivalents	0
Securities available for sale	0
Loans, net	267,080
Loans held for sale	0
Accrued interest receivable	722
Interest rate swaps	0
Financial liabilities
Deposits	0
Short-term borrowings	0
Federal Home Loan Bank advances	0
Accrued interest payable	0
Interest rate swaps	0
Carrying Amount [Member]
Financial assets
Cash and cash equivalents	27,624	15,213
Time deposits with other financial institutions		246
Securities available for sale	121,650	150,175
Restricted equity securities	3,221	3,220
Loans, net	265,539	213,952
Loans held for sale	171
Accrued interest receivable	1,426	1,404
Interest rate swaps	29	46
Financial liabilities
Deposits	367,069	340,664
Short-term borrowings	18,633	10,168
Federal Home Loan Bank advances	5,000	8,000
Accrued interest payable	206	219
Interest rate swaps	29	46
Fair Value [Member]
Financial assets
Cash and cash equivalents		15,213
Time deposits with other financial institutions		246
Securities available for sale		150,175
Loans, net		215,490
Accrued interest receivable		1,404
Interest rate swaps		46
Financial liabilities
Deposits		341,356
Short-term borrowings		10,168
Federal Home Loan Bank advances		8,299
Accrued interest payable		219
Interest rate swaps		$ 46

Fair Value (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Securities	Dec. 31, 2011
Fair Value (Textual) [Abstract]
Impaired loans principal amount	$ 43	$ 1,999
Impaired loans valuation allowance	33	516
Increase the provision for loan loss	584	247
Real estate owned carrying amount		18
Outstanding balance		131
Other real estate valuation allowance	0	113
Written-down of other real estate	0	38
Number of securities	2
State and municipal [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers from Level 3 to Level 2	$ 502	$ 300

Derivatives (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest-rate swaps between the Corporation and outside parties [Member]
Interest rate swaps not designated as hedges and interest rate swaps
Notional amount	$ 1,358	$ 1,423
Weighted average receive rate	5.33%	5.33%
Weighted average pay rate	3.47%	3.31%
Weighted average maturity (years)	1 year	2 years
Fair value of interest-rate swaps	(29)	(46)
Hedges between the Corporation and its borrower [Member]
Interest rate swaps not designated as hedges and interest rate swaps
Notional amount	1,358	1,423
Weighted average receive rate	5.33%	5.33%
Weighted average pay rate	3.47%	3.31%
Weighted average maturity (years)	1 year	2 years
Fair value of interest-rate swaps	$ 29	$ 46

Derivatives (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Interest-rate swaps [Member]
Derivatives (Textual) [Abstract]
Decrease in fair value of the interest-rate swap	$ 0
Not designated as hedging instrument [Member]
Derivatives (Textual) [Abstract]
Decrease in fair value of the interest-rate swap	$ 17

Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Balance at December 31, 2011	$ 3,643
Current Year Change	306
Balance at December 31, 2012	$ 3,949

Parent Company Only Condensed Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Securities available for sale	$ 121,650	$ 150,175
Other assets	1,458	2,107
Total assets	440,834	406,086
LIABILITIES AND SHAREHOLDERS' EQUITY
Shareholders' equity	45,321	42,745	38,981	38,903
Total liabilities and shareholders' equity	440,834	406,086
Parent Company [Member]
ASSETS
Cash and cash equivalents	510	520
Investment in bank subsidiary	42,278	39,645
Investment in real estate subsidiary	2,393	2,466
Securities available for sale	31	20
Other assets	304	271
Total assets	45,516	42,922
LIABILITIES AND SHAREHOLDERS' EQUITY
Dividends payable	178	177
Other Liabilities	17	0
Shareholders' equity	45,321	42,745
Total liabilities and shareholders' equity	$ 45,516	$ 42,922

Parent Company Only Condensed Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EXPENSES
Income (loss) before income tax benefit and undistributed subsidiary income	$ 3,362	$ 3,056	$ 1,396
Income tax expense	551	444	71
Net income	2,811	2,612	1,325
Comprehensive income	3,117	4,332	761
Parent Company [Member]
INCOME
Dividends from bank subsidiary	600	0	0
Dividends from real estate subsidiary	90	0	0
Total income	690	0	0
EXPENSES
Miscellaneous expense	(101)	(60)	(48)
Income (loss) before income tax benefit and undistributed subsidiary income	589	(60)	(48)
Income tax expense	34	21	16
Undistributed equity in net income of bank subsidiary	2,261	2,652	1,385
Undistributed equity in (distributions in excess of) net income (loss) of real estate subsidiary	(73)	(1)	(28)
Net income	2,811	2,612	1,325
Comprehensive income	$ 3,117	$ 4,332	$ 761

Parent Company Only Condensed Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 2,811	$ 2,612	$ 1,325
Adjustments to reconcile net income to net cash from operating activities
Change in other assets and liabilities	781	1,331	(68)
Net cash from operating activities	7,408	6,281	5,067
Cash flows from investing activities
Net cash from investing activities	(26,177)	(29,426)	(4,160)
Cash flows from financing activities
Proceeds from the exercise of stock options	20	0	0
Dividends paid	(710)	(706)	(706)
Net cash from financing activities	31,180	25,521	3,806
Net change in cash	12,411	2,376	4,713
Beginning cash and cash equivalents	15,213	12,837	8,124
Ending cash and cash equivalents	27,624	15,213	12,837
Parent Company [Member]
Cash flows from operating activities
Net income	2,811	2,612	1,325
Adjustments to reconcile net income to net cash from operating activities
Equity in undistributed net income of bank subsidiary	(2,261)	(2,652)	(1,385)
Equity in undistributed net loss of real estate subsidiary	73	1	28
Distributions in excess of net income of real estate subsidiary	73	0	0
Change in other assets and liabilities	58	76	(16)
Net cash from operating activities	681	37	(48)
Cash flows from investing activities
Investment in real estate subsidiary	0	(125)	(2,370)
Net cash from investing activities	0	(125)	(2,370)
Cash flows from financing activities
Proceeds from the exercise of stock options	20	0	0
Dividends paid	(711)	(706)	(706)
Net cash from financing activities	(691)	(706)	(706)
Net change in cash	(10)	(794)	(3,124)
Beginning cash and cash equivalents	520	1,314	4,438
Ending cash and cash equivalents	$ 510	$ 520	$ 1,314

Subsequent Events (Details) (Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 01, 2013
Subsequent Event [Member]
Subsequent Events (Textual) [Abstract]
Purchase of building		$ 1,100
Purchase of building at carrying value		2,300
Carrying value of assets purchased		10,000
Fair value of assets purchased	9,922
Carrying value of deposits		$ 16,000
Premium on deposits	5.25%